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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08405

Evergreen Select Money Market Trust

(Exact name of registrant as specified in charter)

200 Berkeley Street

Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Michael H. Koonce, Esq.

200 Berkeley Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 210-3200

Date of fiscal year end:

Registrant is making a quarterly filing for six of its series, Evergreen Institutional 100% Treasury Money Market Fund, Institutional Money Market Fund, Institutional Municipal Money Market Fund, Institutional Treasury Money Market Fund, Institutional U.S. Government Money Market Fund, Prime Cash Management Money Market Fund for the quarter ended May 31, 2008. These six series have a August 31 fiscal year end.

Date of reporting period: May 31, 2008

Item 1 – Schedule of Investments

EVERGREEN INSTITUTIONAL 100% TREASURY MONEY MARKET FUND SCHEDULE OF INVESTMENTS

May 31, 2008 (unaudited)
	Principal Amount	Value

U.S. TREASURY OBLIGATIONS 100.1%
U.S. Treasury Bills ß:
1.04%, 06/19/2008	$50,000,000	$49,975,444
1.09%, 07/17/2008	37,203,000	37,152,311
1.10%, 07/17/2008	50,000,000	49,931,250
1.15%, 07/10/2008	9,016,000	9,005,094
1.17%, 07/10/2008	23,169,000	23,140,386
1.23%, 06/05/2008-08/21/2008	51,478,000	51,364,909
1.28%, 09/11/2008	50,000,000	49,821,146
1.30%, 07/24/2008	50,000,000	49,905,931
1.31%, 07/24/2008	37,863,000	37,791,492
1.34%, 10/09/2008	4,384,000	4,362,887
1.35%, 07/24/2008-10/09/2008	125,000,000	124,539,688
1.36%, 08/28/2008	25,000,000	24,917,713
1.37%, 07/24/2008	50,000,000	49,901,344
1.38%, 10/09/2008	50,000,000	49,753,467
1.39%, 10/02/2008	75,000,000	74,645,946
1.46%, 10/09/2008	50,000,000	49,739,133
1.625%, 06/12/2008	1,024,000	1,023,538
1.70%, 06/12/2008	12,403,000	12,397,143
1.80%, 06/12/2008	6,809,000	6,805,588
1.82%, 06/12/2008	55,239,000	55,211,150
1.875%, 06/12/2008-06/26/2008	100,000,000	99,911,458
1.90%, 06/19/2008	4,246,000	4,242,196
1.94%, 06/19/2008-11/20/2008	10,187,000	10,108,933
1.96%, 06/19/2008	25,000,000	24,976,861
1.97%, 06/19/2008	26,922,000	26,897,014
1.99%, 06/26/2008	25,000,000	24,966,833
2.01%, 06/26/2008	57,936,000	57,858,366
2.37%, 07/10/2008	50,000,000	49,875,128
2.38%, 07/03/2008	14,559,000	14,529,162
3.11%, 06/05/2008	7,542,000	7,540,045

Total Investments (cost $1,132,291,556) 100.1%		1,132,291,556
Other Assets and Liabilities (0.1%)		(1,270,282)

Net Assets 100.0%		$1,131,021,274

ß	Rate shown represents the yield to maturity at date of purchase.

On May 31, 2008, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

Valuation of investments

As permitted under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates market value.

Valuation hierarchy

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of May 31, 2008, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Valuation Inputs	Investments in Securities

Level 1 – Quoted Prices	$0
Level 2 – Other Significant Observable Inputs	1,132,291,556
Level 3 – Significant Unobservable Inputs	0

Total	$1,132,291,556

1

EVERGREEN INSTITUTIONAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS

May 31, 2008 (unaudited)
	Principal Amount	Value

CERTIFICATES OF DEPOSIT 12.5%
Abbey National plc:
2.64%, 07/02/2008	$100,000,000	$100,033,002
2.79%, 06/13/2008	250,000,000	250,000,000
Allied Irish Banks plc, 2.86%, 08/19/2008	200,000,000	200,000,000
Barclays Bank plc:
2.85%, 06/23/2008	200,000,000	200,000,000
2.90%, 07/21/2008	150,000,000	150,000,000
Branch Banking & Trust Co., 3.14%, 04/23/2009	200,000,000	200,000,000
Credit Suisse First Boston Corp., 2.76%, 07/03/2008	150,000,000	149,989,863
Deutsche Bank AG, 2.91%, 07/03/2008	225,000,000	225,000,000
Harris Bankcorp, Inc., 2.85%, 07/18/2008	125,000,000	125,000,000
National Bank of Canada, 3.02%, 06/11/2008	250,000,000	250,000,558
SunTrust Bank, 2.50%, 07/07/2008	105,000,000	105,000,000

Total Certificates of Deposit (cost $1,955,023,423)		1,955,023,423

COMMERCIAL MORTGAGE-BACKED SECURITIES 1.2%
Floating-rate 1.2%
Paragon Mtge. plc, Ser. 13A, Class A1, 2.52%, 06/16/2008 144A + (cost $182,588,127)	182,588,127	182,588,127

COMMERCIAL PAPER 37.8%
Asset-Backed 25.2%
Barton Capital Corp., 2.40%, 06/04/2008	200,000,000	199,973,333
Beethoven Funding Corp.:
2.55%, 06/06/2008	59,730,000	59,713,076
2.65%, 06/18/2008	105,444,000	105,319,810
3.00%, 06/04/2008	50,465,000	50,456,589
Belmont Funding, LLC:
2.68%, 06/23/2008	250,000,000	249,609,167
2.75%, 06/02/2008	70,000,000	70,000,000
Bryant Park Funding, LLC, 2.48%, 06/10/2008	76,577,000	76,534,798
Charta Corp.:
2.65%, 06/05/2008	45,000,000	44,990,063
2.90%, 06/19/2008	70,000,000	69,904,139
Charta, LLC:
2.60%, 07/02/2008	70,000,000	69,848,333
2.60%, 07/15/2008	64,200,000	64,000,623
Chesham Finance, LLC:
2.75%, 06/02/2008	70,000,000	70,000,000
2.75%, 06/04/2008	150,000,000	149,977,083
5.16%, 07/08/2008	100,000,000	99,484,500
Concord Minuteman Capital Co., LLC:
2.90%, 07/07/2008	140,000,000	139,605,278
3.20%, 07/25/2008	100,000,000	99,528,889
Crown Point Capital Co., 2.90%, 07/07/2008	175,000,000	174,506,597
Ebury Finance, LLC:
2.75%, 06/02/2008	165,000,000	165,000,000
2.75%, 06/05/2008	155,000,000	154,964,479
Elysian Funding, LLC, 3.10%, 06/03/2008	100,000,000	99,991,389
Fairway Finance Corp.:
2.43%, 06/12/2008	100,000,000	99,932,500
2.44%, 06/17/2008	47,000,000	46,952,217
Fountain Square Commercial Funding, 2.90%, 07/29/2008	175,000,000	174,196,458
Gemini Securitization Corp.:
2.40%, 06/24/2008	100,000,000	99,853,333
2.47%, 06/25/2008	75,000,000	74,881,646
2.47%, 06/26/2008	75,000,000	74,876,500
Kitty Hawk Funding Corp., 2.87%, 06/20/2008	40,292,000	40,234,181
Lexington Parker Capital Corp., LLC, 3.20%, 07/24/2008	200,000,000	199,075,556

1

EVERGREEN INSTITUTIONAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

May 31, 2008 (unaudited)
	Principal Amount	Value

COMMERCIAL PAPER continued
Asset-Backed continued
Market Street Funding, LLC:
2.70%, 06/20/2008	$100,000,000	$99,865,000
2.75%, 08/14/2008	150,000,000	149,163,542
Ranger Funding Co., LLC:
2.67%, 07/25/2008	125,000,000	124,508,646
2.68%, 06/19/2008	100,000,000	99,873,444
2.70%, 07/02/2008	32,490,000	32,416,898
Windmill Funding Corp., 2.45%, 06/24/2008	100,000,000	99,850,278
Yorktown Capital, LLC:
2.61%, 06/18/2008	75,000,000	74,913,000
2.72%, 06/13/2008	150,000,000	149,875,333
2.72%, 06/17/2008	75,000,000	74,915,000

		3,928,791,678

Capital Markets 0.7%
Lehman Brothers Holdings, Inc., 3.27%, 06/23/2008 +	115,000,000	115,000,000

Commercial Banks 9.8%
Barclays U.S. Funding, LLC, 2.69%, 09/12/2008	130,000,000	129,009,183
BNP Paribas SA, 2.42%, 06/16/2008	100,000,000	99,906,083
Commerzbank U.S. Finance, Inc.:
2.42%, 06/16/2008	70,000,000	69,934,258
2.62%, 06/05/2008	80,000,000	79,982,567
Danske Corp., 2.45%, 06/30/2008	100,000,000	99,809,444
DEPFA BANK plc:
2.29%, 06/10/2008	200,000,000	199,898,222
2.39%, 06/20/2008	45,550,000	45,495,568
Dresdner U.S. Finance, Inc.:
2.37%, 06/23/2008	75,000,000	74,896,313
2.50%, 06/12/2008	75,000,000	74,947,917
Erste Finance, LLC, 2.38%, 06/20/2008	205,000,000	204,756,050
Natixis, 2.35%, 06/24/2008	150,000,000	149,784,583
Rabobank U.S.A. Finance Corp., 2.40%, 06/02/2008	200,000,000	200,000,000
Skandinaviska Enskilda Banken AB, 2.55%, 06/09/2008	100,000,000	99,950,417

		1,528,370,605

Diversified Financial Services 1.6%
Bank of America Corp.:
2.61%, 10/06/2008	150,000,000	148,632,375
2.64%, 08/26/2008	100,000,000	99,376,667

		248,009,042

Thrifts & Mortgage Finance 0.5%
Nationwide Building Society, 2.37%, 06/25/2008	70,000,000	69,894,008

Total Commercial Paper (cost $5,890,065,333)		5,890,065,333

CORPORATE BONDS 30.5%
Capital Markets 6.8%
Bear Stearns Cos., FRN:
2.67%, 06/16/2008	125,000,000	125,000,000
2.82%, 06/05/2008	125,000,000	125,000,000
Lehman Brothers Holdings, Inc., FRN:
2.15%, 06/02/2008 +	44,189,000	44,103,258
2.82%, 06/27/2008 +	150,000,000	150,000,000
Merrill Lynch & Co., Inc., FRN:
2.53%, 06/24/2008	125,000,000	125,000,000
2.64%, 08/22/2008	115,000,000	115,000,000
2.65%, 06/16/2008	75,000,000	75,000,000

2

EVERGREEN INSTITUTIONAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

May 31, 2008 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
Capital Markets continued
Morgan Stanley, FRN:
2.64%, 06/16/2008	$200,000,000	$200,000,000
2.87%, 06/03/2008	100,000,000	100,000,000

		1,059,103,258

Commercial Banks 5.5%
Anglo Irish Bank Corp. plc, FRN, 2.76%, 06/05/2008 144A	150,000,000	150,000,000
Branch Banking & Trust Co., 3.13%, 06/02/2008	25,000,000	24,996,894
HBOS plc:
2.82%, 07/14/2008	100,000,000	100,000,000
2.99%, 08/06/2008	300,000,000	300,000,000
Wells Fargo & Co., 3.55%, 05/01/2009	180,000,000	180,083,250
WestLB AG, FRN, 2.66%, 06/10/2008 144A	100,000,000	100,000,000

		855,080,144

Consumer Finance 7.4%
American Express Centurion Bank, FRN:
2.78%, 06/16/2008	90,000,000	90,000,000
2.90%, 06/09/2008	75,000,000	75,000,000
American Express Co., FRN, 2.48%, 06/20/2008	120,000,000	120,000,000
American Honda Finance Corp., FRN:
2.80%, 08/20/2008 144A	200,000,000	200,000,000
2.84%, 07/10/2008 144A	100,000,000	100,000,000
General Electric Capital Corp.:
7.75%, 06/09/2009	29,000,000	30,352,353
FRN, 2.41%, 06/24/2008	80,000,000	80,000,000
John Deere Capital Corp., FRN, 2.78%, 06/25/2008	110,000,000	110,000,000
Toyota Motor Credit Corp., FRN:
2.21%, 06/02/2008	200,000,000	200,000,000
2.64%, 06/12/2008	150,000,000	150,000,000

		1,155,352,353

Diversified Financial Services 2.1%
JPMorgan Chase & Co., FRN, 2.79%, 06/02/2008	150,000,000	149,884,621
Liberty Lighthouse U.S. Capital Corp., FRN, SIV, 2.07%, 06/02/2008 + 144A	170,000,000	169,996,530

		319,881,151

Diversified Telecommunication Services 1.3%
BellSouth Corp., 4.97%, 04/26/2009 144A	200,000,000	202,305,397

Electric Utilities 1.6%
Georgia Power Co., FRN, 2.50%, 06/18/2008	75,000,000	75,000,000
Southern Co., FRN, 2.56%, 06/20/2008	175,000,000	175,000,000

		250,000,000

Household Products 0.5%
Procter & Gamble Co., FRN, 2.79%, 08/19/2008	85,000,000	85,000,000

Insurance 5.3%
Allstate Corp., FRN:
2.42%, 06/27/2008	65,000,000	65,000,000
2.60%, 06/16/2008 144A	80,000,000	80,000,000
Genworth Financial, Inc., FRN, 2.58%, 06/11/2008 144A	100,000,000	100,000,000
Hartford Life Global Holdings, FRN, 3.07%, 06/15/2008	100,000,000	100,000,000
ING Security Life Funding Corp., FRN, 2.76%, 06/06/2008 144A	200,000,000	200,000,000
Jackson National Life Global Holdings, FRN, 3.02%, 08/11/2008 144A	125,000,000	125,000,000
MetLife, Inc., FRN, 3.09%, 07/14/2008 144A	150,000,000	150,000,000

		820,000,000

Total Corporate Bonds (cost $4,746,722,303)		4,746,722,303

3

EVERGREEN INSTITUTIONAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

May 31, 2008 (unaudited)
	Principal Amount	Value

FUNDING AGREEMENTS 5.3%
General Electric Capital Assurance Funding Agreement, 2.89%, 06/02/2008 +	$100,000,000	$100,000,000
Jackson National Life Funding Agreement:
2.50%, 06/23/2008 +	100,000,000	100,000,000
2.79%, 10/01/2008 +	25,000,000	25,000,000
2.79%, 12/31/2008 +	100,000,000	100,000,000
Metropolitan Life Funding Agreement, 3.02%, 07/11/2008 +	100,000,000	100,000,000
Transamerica Occidental Funding Agreement:
2.85%, 07/01/2008 +	65,000,000	65,000,000
3.03%, 06/02/2008 +	100,000,000	100,000,000
3.04%, 06/02/2008 +	235,000,000	235,000,000

Total Funding Agreements (cost $825,000,000)		825,000,000

YANKEE OBLIGATIONS – CORPORATE 5.5%
Commercial Banks 4.8%
Allied Irish Banks plc, FRN, 2.48%, 06/19/2008 144A	150,000,000	149,848,571
Bank of Ireland, FRN, 2.49%, 06/19/2008 144A	175,000,000	175,000,000
HSH Nordbank AG, FRN, 2.46%, 06/23/2008 144A +	125,000,000	125,000,000
Royal Bank of Scotland, FRN:
2.26%, 06/02/2008 144A	150,000,000	150,000,000
2.44%, 09/19/2008 144A	150,000,000	150,000,000

		749,848,571

Insurance 0.7%
Irish Life & Permanent plc, FRN, 2.46%, 06/23/2008 144A	100,000,000	100,000,000

Total Yankee Obligations – Corporate (cost $849,848,571)		849,848,571

TIME DEPOSITS 0.4%
Deutsche Bank AG, 2.13%, 06/02/2008	50,000,000	50,000,000
State Street Corp., 1.25%, 06/02/2008	12,114,218	12,114,218

Total Time Deposits (cost $62,114,218)		62,114,218

U.S. GOVERNMENT & AGENCY OBLIGATIONS 6.8%
FHLB:
2.43%, 04/14/2009	150,000,000	150,000,000
2.50%, 04/07/2009	124,900,000	124,906,324
2.875%, 03/04/2009	66,400,000	66,400,000
3.00%, 03/10/2009	100,000,000	99,973,055
FHLMC, 2.50%, 05/18/2009	170,000,000	170,000,000
FNMA, FRN, 2.23%, 06/02/2008	450,000,000	449,943,688

Total U.S. Government & Agency Obligations (cost $1,061,223,067)		1,061,223,067

	Shares	Value

MUTUAL FUND SHARES 0.0%
Citi Institutional Liquid Reserves Fund, Class A, 3.06% q	4,010,829	4,010,829
Federated Prime Value Obligation Fund, Class IS, 2.70% q	114,558	114,558
Federated U.S. Treasury Cash Reserves Fund, Class IS, 1.33% q	1,375,981	1,375,981

Total Mutual Fund Shares (cost $5,501,368)		5,501,368

Total Investments (cost $15,578,086,410) 100.0%		15,578,086,410
Other Assets and Liabilities 0.0%		(6,519,064)

Net Assets 100.0%		$15,571,567,346

144A

Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.

+	Security is deemed illiquid.
q	Rate shown is the 7-day annualized yield at period end.

4

EVERGREEN INSTITUTIONAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

May 31, 2008 (unaudited)

Summary of Abbreviations

FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
SIV	Structured Investment Vehicle

On May 31, 2008, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

Valuation of investments

As permitted under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates market value.

Investments in open-end mutual funds are valued at net asset value.

Valuation hierarchy

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of May 31, 2008, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Valuation Inputs	Investments in Securities

Level 1 – Quoted Prices	$5,501,368
Level 2 – Other Significant Observable Inputs	15,572,585,042
Level 3 – Significant Unobservable Inputs	0

Total	$15,578,086,410

5

EVERGREEN INSTITUTIONAL MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS

May 31, 2008 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS 99.6%
AIRPORT 4.1%
ABN AMRO Munitops Cert. Trust RB, Ser. 2006-34, 2.62%, VRDN, (LOC: Bank of America Corp.)	$22,020,000	$22,020,000
Atlanta, GA Arpt. RRB, Ser. 2000-RF-A, 5.00%, 01/01/2009, (Insd. by MBIA)	4,330,000	4,395,681
Austin, TX Arpt. Sys. RRB:
Ser. 2005-1, 1.75%, VRDN, (Insd. by FSA & SPA: Dexia SA)	23,400,000	23,400,000
Ser. 2005-3, 1.80%, VRDN, (Insd. by FSA & SPA: Dexia SA)	15,300,000	15,300,000
Chicago, IL O’Hare Intl. Arpt. RB:
PFOTER:
1.87%, VRDN, (Liq.: JPMorgan Chase & Co.)	1,995,000	1,995,000
1.97%, VRDN, (Insd. by AMBAC & Liq.: Merrill Lynch & Co., Inc.)	3,185,000	3,185,000
PUTTER, Ser. 368, 2.37%, VRDN, (Insd. by MBIA & Liq.: JPMorgan Chase & Co.)	10,850,000	10,850,000
ROC:
1.65%, VRDN, (SPA: Deutsche Bank AG)	5,100,000	5,100,000
1.73%, VRDN, (Insd. by FSA & LOC: Citigroup, Inc.)	7,810,000	7,810,000
Ser. 1990, 1.65%, VRDN, (SPA: Societe Generale)	11,000,000	11,000,000
Ser. 882, 1.67%, VRDN, (Insd. by FSA & SPA: Bayerische Landesbanken)	9,995,000	9,995,000
Clark Cnty., NV Arpt. RB, Ser. MT-31, 1.67%, VRDN, (Liq.: Berkshire Hathaway Inc. & SPA: Helaba Bank)	4,995,000	4,995,000
Dallas Fort Worth, TX Arpt. RB, Deutsche Bank Spears/Lifers Trust, Ser. DBE-638, 1.66%, VRDN, (SPA: Deutsche Bank AG)	55,705,000	55,705,000
Dayton-Montgomery Cnty., OH Port Auth. RB, DHL 2007 Proj., Ser. A, 1.74%, VRDN, (SPA: Deutsche Bank AG)	40,000,000	40,000,000
Denver, CO City & Cnty. Arpt. RB, Ser. 2008-A1, 5.00%, 11/15/2008, (Gtd. by Denver Arpt.)	18,985,000	19,132,315
Houston, TX Arpt. Sys. RB:
Ser. 0404, 6.00%, VRDN, (Insd. by FGIC & Liq.: Morgan Stanley)	2,745,000	2,745,000
Ser. 2000-441, 7.03%, VRDN, (Insd. by FGIC & Liq.: Morgan Stanley)	2,495,000	2,495,000
Indianapolis, IN Local Pub. Impt. RB, PFOTER, 1.67%, VRDN, (Gtd. by Svenska Handelsbanken)	8,065,000	8,065,000
Metropolitan Washington Arpt. Auth. RB:
PFOTER, Ser. MT-501, 1.67%, VRDN, (Liq.: Berkshire Hathaway, Inc. & SPA: KBC Bank NV)	13,495,000	13,495,000
Ser. 2007-B, 4.50%, 10/01/2008, (Gtd. by Metro. Washington Arpt. Auth.)	10,335,000	10,367,265
Ser. A, 1.60%, 06/04/2008, (LOC: Bank of America Corp.)	5,000,000	5,000,000
Miami-Dade Cnty., FL Aviation RB, Ser. 34, 1.71%, VRDN, (SPA: Societe Generale)	11,870,000	11,870,000
Miami-Dade Cnty., FL IDA Arpt. Facs. RB, Flight Safety Proj., Ser. B, 2.05%, VRDN, (Gtd. by Boeing Co.)	5,000,000	5,000,000
Piedmont, NC Triad Arpt. Auth. RRB:
Ser. A, 1.55%, VRDN, (LOC: Branch Bank & Trust Co.)	5,000,000	5,000,000
Ser. B, 1.75%, VRDN, (LOC: Branch Bank & Trust Co.)	5,100,000	5,100,000
Raleigh Durham, NC Arpt. Auth. RRB, Ser. 2008-C, 1.75%, VRDN, (LOC: SunTrust Banks, Inc.)	9,000,000	9,000,000
San Antonio, TX Arpt. RB, PFOTER, Ser. MT-111, 1.67%, VRDN, (Liq.: Berkshire Hathaway, Inc. & SPA: Svenska HandelsBank)	8,740,000	8,740,000

		321,760,261

CONTINUING CARE RETIREMENT COMMUNITY 0.7%
Allegheny Cnty., PA IDA Hlth. & Hsg. Facs. RRB, Longwood at Oakmont, Inc. Proj., Ser. 2001B-1, 1.48%, VRDN, (Insd. by Radian Group, Inc. & LOC: Bank of America Corp.)	26,915,000	26,915,000
Franklin Cnty., OH Hlth. Care Facs. RB, Wexner Heritage House Proj., 1.87%, VRDN, (LOC: Huntington Natl. Bank)	3,200,000	3,200,000
Langhorne Manor Borough, PA Higher Ed. & Hlth. Auth. RRB, Wesley Enhanced Living, Ser. 2005-A, 1.30%, VRDN, (Insd. by Radian Group, Inc. & SPA: Citizens Bank)	21,500,000	21,500,000

		51,615,000

EDUCATION 7.2%
ABN AMRO Munitops Cert. Trust RB, Ser. 2004-32, 3.85%, VRDN, (LOC: ABN AMRO Holding NV)	10,425,000	10,425,000
Adams & Arapahoe Cnty., CO Sch. Dist. No. 28 GO, ROC-RR-II-R 2015, 1.65%, VRDN, (LOC: CitiBank, NA)	5,240,000	5,240,000
Bartholomew, IN Cons. Sch. Dist. TAN, 4.25%, 12/31/2008	13,313,000	13,376,348
Birmingham, AL Edl. Bldg. Auth. RB, Miles College Proj., Ser. A, 1.65%, VRDN, (LOC: Regions Bank)	4,140,000	4,140,000

1

EVERGREEN INSTITUTIONAL MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

May 31, 2008 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
EDUCATION continued
Boise State Univ. RB, Solar Eclipse Proj., Ser. 2007-0002, 3.78%, 07/17/2008, (LOC: US Bank)	$20,000,000	$20,060,371
Broward Cnty., FL Edl. Facs. Auth. RB, Nova Southeastern Univ. Proj., 1.60%, VRDN, (LOC: SunTrust Banks, Inc.)	2,315,000	2,315,000
Chicago, IL Board of Ed. GO, 1.63%, VRDN, (Insd. by FSA & SPA: DEPFA BANK plc)	18,000,000	18,000,000
Connecticut Hlth. & Edl. Facs. Auth. RB, Ser. 13TP, 1.63%, VRDN, (LOC: Wells Fargo & Co.)	7,300,000	7,300,000
District of Columbia RB, ROC-RR-II-R 11099, 1.65%, VRDN, (Insd. by Berkshire Hathaway Assurance Co. & SPA: Deutsche Bank AG)	12,000,000	12,000,000
El Paso Cnty., CO Sch. Dist. No. 020 GO, ROC-RR-II-R 2196, 1.65%, VRDN, (Insd. by FGIC & LOC: Citigroup, Inc.)	5,130,000	5,130,000
El Paso, TX Independent Sch. Dist. GO:
ROC-RR-II-R 2221, 1.60%, VRDN, (Gtd. by PSF & Liq.: Citigroup, Inc.)	5,895,000	5,895,000
Ser. 1035, 1.67%, VRDN, (Gtd. by PSF & Liq.: JPMorgan Chase & Co.)	5,780,000	5,780,000
Florida Ed. Sys. RB, Solar Eclipse Proj., Ser. 2006-0041, 1.64%, VRDN, (LOC: US Bank)	12,065,000	12,065,000
Illinois Ed. Facs. Auth. RB:
Macon Trust, Ser. D, 1.66%, VRDN, (LOC: Bank of America Corp.)	7,010,000	7,010,000
ROC-RR-II-R 10298, 1.60%, VRDN, (Liq.: Citigroup, Inc.)	5,105,000	5,105,000
Illinois Fin. Auth. RB:
Spears/Lifers Trust, Ser. DB-552, 1.63%, VRDN, (SPA: Deutsche Bank AG)	5,940,000	5,940,000
Univ. of Chicago Proj., Ser. 2008, 1.55%, VRDN, (LOC: Bank of America Corp.)	24,730,000	24,730,000
Jackson, TN Hlth. Edl. & Hsg. RB, Union Univ. Proj., 1.72%, VRDN, (LOC: AmSouth Bancorp)	1,800,000	1,800,000
Kane & Du Page Cntys., IL Cmnty. Unit Sch. Dist. ROC-RR-II-R 2186, 1.65%, VRDN, (Insd. by FSA & LOC: Citigroup, Inc.)	6,380,000	6,380,000
King Cnty., WA Sch. Dist. No. 401 RB, Highline Pub. Sch. Proj., Ser. 2224, 1.67%, VRDN, (Insd. by FSA & Liq.: JPMorgan Chase & Co.)	10,750,000	10,750,000
Manor, TX Independent Sch. Dist. Sch. Bldg. RB, 3.78%, 08/01/2008, (Gtd. by PSF of Texas & SPA: DEPFA BANK plc)	8,550,000	8,550,000
Mansfield, TX Independent Sch. Dist. ROC-RR-II-R 6005, 1.60%, VRDN, (Gtd. by PSF & Liq.: CitiBank, NA)	8,745,000	8,745,000
Maryland Hlth. & Higher Edl. Facs. Auth. RB, Ser. 1003, 1.65%, VRDN, (LOC: Bank of America Corp.)	6,665,000	6,665,000
Massachusetts Dev. Fin. Agcy. RB:
Boston Univ. Proj., Ser. J, 1.87%, 06/05/2008, (Insd. by AMBAC & LOC: Bank of America Corp.)	19,800,000	19,800,000
Cushing Academy Proj., 1.64%, VRDN, (Gtd. by TD Banknorth, Inc.)	12,745,000	12,745,000
Suffolk Univ. Proj., Ser. A, 1.62%, VRDN, (LOC: Citizens Bank)	12,775,000	12,775,000
Massachusetts Hlth. & Edl. Facs. Auth. RB, Solar Eclipse Proj., Ser. 2007-0001, 3.77%, 06/19/2008, (LOC: US Bank)	27,705,000	27,823,716
McPherson, KS Edl. Facs. RB:
Ser. A, 1.62%, VRDN, (LOC: Bank of America Corp.)	3,805,000	3,805,000
Ser. B, 1.62%, VRDN, (LOC: Bank of America Corp.)	2,255,000	2,255,000
Miami-Dade Cnty., FL Edl. Facs. Auth. RB, Eagle-20070043, Class A, 1.65%, VRDN, (Insd. by AMBAC)	19,800,000	19,800,000
Miami-Dade Cnty., FL Sch. Board RB, Eagle-20070068, Class A, 1.64%, VRDN	12,870,000	12,870,000
New Hampshire Hlth. & Edl. Facs. Auth. RB:
Brewster Academy Proj., 1.64%, VRDN, (SPA: Allied Irish Banks plc)	9,745,000	9,745,000
ROC-RR-II-R 783PB, 1.65%, VRDN, (Insd. by Berkshire Hathaway Assurance Co. & SPA: Deutsche Bank AG)	20,415,000	20,415,000
New York Dorm. Auth. RRB, Ser. 3639, 3.46%, 10/11/2008, (Insd. by MBIA & Liq.: Dexia SA)	9,860,000	9,860,000
North Carolina Facs. Fin. Agcy. RB:
Eagle-20070016, Class A, 1.59%, VRDN, (SPA: Landesbank Hessen-Thüringen Girozentrale)	16,000,000	16,000,000
Eagle-720050060, Class A, 1.61%, VRDN, (LOC: CitiBank, NA)	7,550,000	7,550,000
Northern Arizona Univ. RB, Solar Eclipse Proj., Ser. 2007-0014, 1.64%, VRDN, (Insd. by FGIC & LOC: US Bank)	21,075,000	21,075,000
Ohio Higher Ed. Facs. RB:
Cedarville Univ. Proj., 1.74%, VRDN, (LOC: KeyCorp)	1,810,000	1,810,000
Columbus College of Art Proj., 2.10%, VRDN, (LOC: Huntington Natl. Bank)	9,290,000	9,290,000
Ser. A, 5.50%, 12/01/2008	3,355,000	3,403,324

2

EVERGREEN INSTITUTIONAL MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

May 31, 2008 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
EDUCATION continued
Ohio Higher Ed. Facs. RB:
Ser. B, 2.10%, VRDN, (LOC: Huntington Natl. Bank)	$43,215,000	$43,215,000
Univ. of Ohio Proj., 2.10%, VRDN, (LOC: Huntington Natl. Bank)	9,665,000	9,665,000
Palm Beach Cnty., FL Sch. Dist. TAN, Ser. 2007, 4.00%, 09/24/2008	35,000,000	35,060,021
Philadelphia, PA Sch. Dist. RB, Ser. 345, 1.67%, VRDN, (Liq.: Morgan Stanley)	3,835,000	3,835,000
Pinckney, MI Cmnty. Sch. Dist. ROC-RR-II-R 6032, 1.65%, VRDN, (Liq.: Citigroup, Inc.)	6,180,000	6,180,000
Princeton, OH Sch. Dist. MSTR RB, 1.67%, VRDN, (SPA: Societe Generale)	4,740,000	4,740,000
St. Joseph Cnty., IN EDRB, Grace Christian Schools Proj., 1.82%, VRDN, (LOC: Bank One)	1,600,000	1,600,000
University of Texas ROC-RR-II-R 752, 1.60%, VRDN, (Liq.: CitiBank, NA)	14,380,000	14,380,000
Washington State Univ. RB, ROC-RR-II-R 595PB, 1.68%, VRDN, (Insd. by AMBAC & SPA: Deutsche Bank AG)	8,085,000	8,085,000
Wayne Township, IN Marion Cnty. Sch. Bldg. Corp. ROC-RR-II-R 3039, 2.68%, VRDN, (Insd. by FGIC & Liq.: Citigroup, Inc.)	5,265,000	5,265,000
West Virginia Higher Ed. RB, Solar Eclipse Proj., Ser. 2006-005, 3.75%, 08/28/2008, (LOC: US Bank)	15,620,000	15,717,074

		566,165,854

ELECTRIC REVENUE 1.2%
Michigan Strategic Fund, Consumers Energy Co. Proj., 1.65%, VRDN, (Liq.: Wells Fargo & Co.)	7,000,000	7,000,000
Nebraska Pub. Power Auth. RB, ROC-RR-II-R 12132, 1.67%, VRDN, (LOC: Bank of New York Mellon Corp.)	3,455,000	3,455,000
Nebraska Pub. Power Generation Agcy. RB, ROC-RR-II-R 11019, 1.65%, VRDN, (Insd. by Berkshire Hathaway Assurance Co. & SPA: Deutsche Bank AG)	26,340,000	26,340,000
Ohio Air Quality Dev. Auth. Exempt Facs., ROC-RR-II-R 11397, 1.75%, VRDN, (Insd. by Berkshire Hathaway Assurance Co. & LOC: CitiBank, NA)	19,960,000	19,960,000
Omaha Pub. Power Dist. RB, ROC-RR-II-R 11014, 1.65%, VRDN, (Insd. by Berkshire Hathaway Assurance Co. & LOC: CitiBank, NA)	9,810,000	9,810,000
Puerto Rico Elec. Power Auth. RB, Ser. 36, 1.60%, VRDN, (SPA: Societe Generale)	8,165,000	8,165,000
South Carolina Pub. Svc. Auth. RB, ROC-RR-II-R 10288, 1.65%, VRDN, (Insd. by FSA & Liq.: Citigroup, Inc.)	10,510,000	10,510,000
Utah Intermountain Power Agcy. Auth. RRB, Power Supply Proj., Ser. A, 5.00%, 07/01/2008, (Insd. by AMBAC)	2,850,000	2,853,569
Wyandotte Cnty., KS Util. Sys. RB, ROC-RR-II-R 12036, 1.67%, VRDN, (Insd. by FSA & Liq.: Citigroup, Inc.)	5,000,000	5,000,000

		93,093,569

GENERAL OBLIGATION – LOCAL 3.7%
Arcadia, CA Sch. Dist. GO, Ser. 2683, 1.62%, VRDN, (Insd. by FSA & Liq.: JPMorgan Chase & Co.)	8,490,000	8,490,000
Aurora, CO Centretech Metro. Dist. GO, Ser. 1998-C, 1.62%, VRDN, (LOC: US Bank)	3,170,000	3,170,000
Brighton Crossing Metro. Dist., Colorado GO, 1.74%, VRDN, (LOC: Compass Bancshares, Inc.)	2,700,000	2,700,000
Chicago, IL Board of Ed. GO, ROC-RR-II-R 12146, 1.67%, VRDN, (Liq.: Citigroup, Inc.)	8,000,000	8,000,000
Chicago, IL GO:
Eagle-20070059, Class A, 1.64%, VRDN, (Insd. by FGIC & SPA: LandesBank Hessen-Thüringen Girozentrale)	33,000,000	33,000,000
ROC-RR-II-R 12217, 1.66%, VRDN, (SPA: Bayerische Landesbanken)	1,800,000	1,800,000
Ser. 1050, 1.67%, VRDN, (Insd. by FSA & Liq.: JPMorgan Chase & Co.)	1,795,000	1,795,000
Ser. ZC-1, 4.00%, VRDN, (Insd. by FGIC & LOC: Bank of America Corp.)	64,503,000	64,503,000
Clark Cnty., NV Eclipse Funding Trust GO, Ser. 2006-0146, 2.60%, 09/11/2008, (LOC: U.S. Bank)	19,950,000	19,963,079
Clipper Tax Exempt Cert. Trust, Ser. 2006-4, 1.65%, VRDN, (SPA: State Street Corp.)	4,420,000	4,420,000
Cook Cnty., IL First Dist. GO, Ser. 566, 1.67%, VRDN, (Liq.: JPMorgan Chase & Co.)	5,145,000	5,145,000
Ebert, CO Metro. Dist. Securitization Trust GO, Ser. S1, Class A2, 1.74%, VRDN, (LOC: Compass Bancshares, Inc.)	12,804,000	12,804,000
Honolulu, HI GO:
PFOTER, 1.63%, VRDN, (Insd. by MBIA & SPA: Merrill Lynch & Co., Inc.)	4,995,000	4,995,000
ROC-RR-II-R 4043, 1.68%, VRDN, (Liq.: Citigroup, Inc.)	1,650,000	1,650,000
Morgan Hill, CA Unified Sch. Dist. GO, MSTR, Ser. 39, 1.60%, VRDN, (SPA: Societe Generale)	5,000,000	5,000,000

3

EVERGREEN INSTITUTIONAL MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

May 31, 2008 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
GENERAL OBLIGATION – LOCAL continued
New York, NY GO:
ROC-RR-II-R 518, 1.67%, VRDN, (Insd. by MBIA & LOC: CitiBank, NA)	$9,000,000	$9,000,000
Ser. H-5, 1.52%, VRDN, (LOC: Dexia SA)	8,820,000	8,820,000
North Las Vegas, NV GO, Ser. 2006-47, 2.62%, VRDN, (LOC: Bank of America Corp.)	13,600,000	13,600,000
Omaha, NE Convention Ctr. GO, Eagle Trust Cert., 1.61%, VRDN, (LOC: CitiBank, NA)	8,000,000	8,000,000
Socorro, TX Independent Sch. Dist. GO, Ser. 1036, 1.67%, VRDN, (Gtd. by PSF & Liq.: JPMorgan Chase & Co.)	5,190,000	5,190,000
Spring, TX Independent Sch. Dist. GO, Ser. 2005-A, 5.00%, 08/15/2008, (Insd. by FSA & SPA: Dexia SA)	5,000,000	5,061,899
Suffolk Cnty., NY GO TAN, Ser. I, 3.50%, 08/14/2008	60,000,000	60,077,823

		287,184,801

GENERAL OBLIGATION – STATE 7.2%
California GO:
MSTR, Ser. 42A, 1.60%, VRDN, (SPA: Societe Generale)	4,075,000	4,075,000
RAN, 4.00%, 06/30/2008	160,000,000	160,075,716
Ser. 2654, 1.62%, VRDN, (Insd. by FSA & Liq.: JPMorgan Chase & Co.)	4,500,000	4,500,000
Clipper Tax-Exempt Cert. Trust RB:
Ser. 2004-04, 1.67%, VRDN, (Gtd. by State Street Corp.)	25,000,000	25,000,000
Ser. 2004-05, 1.67%, VRDN, (Gtd. by State Street Corp.)	14,500,000	14,500,000
Ser. 2007-02, 1.67%, VRDN, (Gtd. by State Street Corp.)	13,140,000	13,140,000
Ser. 2007-03, 1.72%, VRDN, (Gtd. by State Street Corp.)	20,000,000	20,000,000
Ser. 2007-26, 1.92%, VRDN, (Liq.: State Street Corp.)	92,942,000	92,942,000
Ser. 2007-32, 1.67%, VRDN, (Liq.: State Street Corp.)	3,000,000	3,000,000
Ser. 2007-34, 1.72%, VRDN, (Gtd. by State Street Corp. & Insd. by AMBAC)	9,995,000	9,995,000
Ser. 2007-40, 1.77%, VRDN, (Gtd. by State Street Corp. & Insd. by FNMA & GNMA)	37,942,000	37,942,000
Delaware GO, PUTTER, Ser. 2633, 1.67%, VRDN	4,760,000	4,760,000
District of Columbia GO, Ser. 2001-C, 1.60%, VRDN, (Insd. by FGIC)	20,000,000	20,000,000
Florida Board of Ed. GO:
ROC-RR-II-R 0482, 1.60%, VRDN, (LOC: CitiBank, NA)	1,150,000	1,150,000
ROC-RR-II-R 6087, 1.60%, VRDN, (Liq.: Citigroup, Inc.)	3,395,000	3,395,000
Ser. 137, 1.62%, VRDN, (Liq.: JPMorgan Chase & Co.)	8,860,000	8,860,000
Florida Dept. of Trans. GO, ROC-RR-II-R 1001, 1.60%, VRDN, (Liq.: Citigroup, Inc.)	2,060,000	2,060,000
Hawaii GO, ROC-RR-II-R 0153, 1.65%, VRDN, (LOC: CitiBank, NA)	3,395,000	3,395,000
Illinois GO, 1.77%, VRDN, (Insd. by MBIA & Liq.: JPMorgan Chase & Co.)	4,750,000	4,750,000
Massachusetts GO:
Ser. 2648, 1.67%, VRDN, (Insd. by FSA & Liq.: JPMorgan Chase & Co.)	3,700,000	3,700,000
Ser. A, 5.50%, 02/01/2009, (Insd. by MBIA)	7,000,000	7,127,655
Minnesota GO, ROC-RR-II-R 4065, 1.60%, VRDN, (Liq.: Citigroup, Inc.)	3,765,000	3,765,000
Mississippi Dev. Bank Spl. Obl. GO, Solar Eclipse Proj., Ser. 2006-0153, 3.60%, 09/18/2008, (LOC: US Bank)	7,480,000	7,480,000
South Carolina Capital Impt. GO, Ser. B, 3.75%, 08/01/2008	4,000,000	4,001,185
Texas GO:
Ser. 1013, 1.67%, VRDN, (Liq.: JPMorgan Chase & Co.)	3,610,000	3,610,000
Ser. 2007, 4.50%, 08/28/2008	50,000,000	50,089,423
Washington GO:
PFOTER, Ser. 2159, 1.67%, VRDN, (Liq.: JPMorgan Chase & Co.)	12,610,000	12,610,000
ROC, 1.59%, 06/05/2008, (SPA: Bayerische Landesbanken)	10,875,000	10,875,000
Ser. 2006-0013, 3.75%, 07/01/2008, (LOC: US Bank)	18,690,000	18,750,988
Ser. 2650-Z, 1.67%, VRDN, (Insd. by FSA & Liq.: JPMorgan Chase & Co.)	1,000,000	1,000,000
Ser. DB-446, 1.67%, VRDN, (Insd. by AMBAC & SPA: Deutsche Bank AG)	2,550,000	2,550,000

		559,098,967

HOSPITAL 11.3%
Arizona Hlth. Facs. Auth. RB, PFOTER:
Ser. 383, 2.46%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	9,165,000	9,165,000
Ser. 411, 2.46%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	25,065,000	25,065,000
Butler Cnty., OH Hosp. Facs. RB, UCPHA, Inc. Proj., 2.10%, VRDN, (LOC: Huntington Natl. Bank)	8,165,000	8,165,000

4

EVERGREEN INSTITUTIONAL MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

May 31, 2008 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOSPITAL continued
Charlotte-Mecklenberg Hosp. Auth. RB, Ser. 2007-G, 1.50%, VRDN, (Insd. by FSA & SPA: Dexia SA)	$13,700,000	$13,700,000
Delaware Cnty., OH Hlth. Care Facs. RB, The Centrum at Willowbrook Proj., Ser. 2007, 2.10%, VRDN, (LOC: Huntington Natl. Bank)	5,090,000	5,090,000
Delaware Cnty., PA RB, PFOTER, Ser. 565, 1.66%, VRDN, (LOC: WestLB AG)	23,060,000	23,060,000
Elkhart Cnty., IN PFOTER, Ser. MT-577, 1.89%, VRDN, (Insd. by AMBAC & Liq.: Merrill Lynch & Co., Inc.)	27,170,000	27,170,000
Franklin Cnty., OH Trinity Hlth. Term Tender CR, 2.30%, 12/04/2008, (Insd. by AMBAC)	20,050,000	20,060,130
Fulton Cnty., GA Dev Auth. PFOTER, Ser. 512, 2.38%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	19,140,000	19,140,000
Harris Cnty., TX Hlth. Facs. RB, Ser. 2008-A, 1.60%, VRDN, (Insd. by FSA & SPA: Dexia SA)	20,000,000	20,000,000
Highlands Cnty., FL Hlth. Facs. Auth. RRB, Adventist Hlth. Sys. Proj., Ser. C, 1.65%, VRDN, (Gtd. by Adventist Hlth. Sys.)	11,595,000	11,595,000
Hunstville, AL PFOTER, Ser. 1467, 2.40%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	33,430,000	33,430,000
Huron Cnty., MI EDA RRB, Huron Mem. Hosp. Proj., 1.66%, VRDN, (LOC: Fifth Third Bancorp)	3,690,000	3,690,000
Illinois Fin. Auth. RB, OSF Heatlhcare Proj.:
Ser. 2008-AQ, 2.45%, 12/09/2008, (Gtd. by OSF Healthcare Sys.)	35,325,000	35,352,965
Ser. 2008-AR:
2.45%, 10/29/2008, (Gtd. by OSF Healthcare Sys.)	48,675,000	48,705,011
2.70%, 12/01/2008, (Gtd. by OSF Healthcare Sys.)	51,250,000	51,288,326
2.85%, 09/19/2008, (Gtd. by OSF Healthcare Sys.)	20,000,000	20,009,039
Illinois Hlth. Facs. Auth. PFOTER, Resurrection Hlth. Proj., Ser. MT-586, 1.87%, VRDN, (Insd. by FSA & Liq.: Merrill Lynch & Co., Inc.)	15,990,000	15,990,000
Illinois Hlth. Facs. Auth. RB:
Advocate Hlth. Care Network, Ser. A, 3.78%, 07/03/2008, (Gtd. by Advocate Hlth. Care Network)	11,785,000	11,785,000
ROC-RR-II-R 401, 1.60%, VRDN, (Insd. by FHA & LOC: CitiBank, NA)	7,870,000	7,870,000
Ser. F, 1.60%, VRDN, (Liq.: JPMorgan Chase & Co.)	16,100,000	16,100,000
Knox Cnty., TN Hlth. & Edl. Facs. Auth. RB, Catholic Healthcare Partners Proj.:
Ser. 2008-A, 1.60%, VRDN, (SPA: Bayerische Landesbanken)	4,300,000	4,300,000
Ser. 2008-B, 1.65%, VRDN, (SPA: Bayerische Landesbanken)	8,000,000	8,000,000
Lancaster, PA Muni. Auth. RB, Ephrata Cmnty. Hosp. Proj., 1.73%, VRDN, (LOC: Fulton Finl. Corp.)	4,370,000	4,370,000
Lehigh Cnty., PA Gen. Purpose, Ser. 385, 3.00%, 06/05/2008, (Liq.: Merrill Lynch & Co., Inc.)	35,240,000	35,240,000
Louisville-Jefferson, KY Metro. Govt., ROC-RR-II-R 672CE, 1.66%, VRDN, (LOC: CitiBank, NA)	6,945,000	6,945,000
Lowndes Cnty., GA Residential Care Facs. for the Elderly RB, South Georgia Hlth. Alliance Proj., 1.55%, VRDN, (LOC: Bank of America Corp.)	1,089,000	1,089,000
Massachusetts Hlth. & Edl. Facs. Auth. RB, Cape Cod Hlth. Care Proj., Ser. D, 1.63%, VRDN, (LOC: Bank of America Corp.)	10,000,000	10,000,000
Medford, OR Hosp. Facs. Auth. RB, SAVRS, Rogue Valley Manor Proj., 1.45%, VRDN, (Liq.: JPMorgan Chase & Co.)	40,500,000	40,500,000
Miami, FL, Hlth. Facs. Auth. RB, PFOTER, Mercy Hosp. Proj., 1.66%, VRDN, (LOC: WestLB AG)	17,400,000	17,400,000
Missouri Hlth. & Edl. Facs. RB:
Lutheran Church Proj.:
1.44%, VRDN, (LOC: Bank of America Corp.)	20,845,000	20,845,000
1.44%, VRDN, (LOC: Natl. City Bank)	6,325,000	6,325,000
Ser. C-4, 1.51%, VRDN, (Insd. by FSA & LOC: CitiBank, NA)	20,200,000	20,200,000
Montgomery Cnty., OH RB, Miami Valley Hosp. Proj., Ser. B:
3.00%, 11/20/2008	23,275,000	23,296,419
3.00%, 11/21/2008	21,600,000	21,619,994
New Hampshire Hlth. & Edl Facs., RB:
Catholic Med. Ctr. Proj., Ser. B, 3.00%, 04/22/2009, (Gtd. by Catholic Med. Ctr.)	7,000,000	7,036,388
Concord Hosp. Proj., Ser. D1, 3.00%, 04/22/2009, (Gtd. by Concord Hosp.)	3,090,000	3,106,062
New Jersey Hlth. Facs. RB, Catholic Hlth. East Proj., Ser. 1486, 2.58%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	15,065,000	15,065,000
North Carolina Med. Ctr. RB, Ser. 2006-1, 1.65%, VRDN, (LOC: SunTrust Banks, Inc.)	19,995,000	19,995,000
Ohio Higher Edl. Facs. RB, Univ. Hosp. Hlth. Sys. Proj., Ser. 2008-D, 1.45%, VRDN, (Liq.: JPMorgan Chase & Co.)	16,675,000	16,675,000
Oklahoma Dev. Fin. Auth. RRB, Ser. 2007-A3, 1.40%, VRDN, (Gtd. by & Liq.: JPMorgan Chase & Co.)	7,500,000	7,500,000
Orange Cnty., FL Hlth. Facs. Auth. RB, 1.61%, VRDN, (SPA: Bay Hypo-Und Vereinsbank AG)	3,790,000	3,790,000

5

EVERGREEN INSTITUTIONAL MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

May 31, 2008 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOSPITAL continued
Parma, OH Hosp. Impt. RB, Parma Cmnty. Gen. Hosp., Ser. A, 1.65%, VRDN, (Liq.: JPMorgan Chase & Co.)	$12,415,000	$12,415,000
Philadelphia, PA IDRB, Ser. 2133, 1.67%, VRDN, (Liq.: JPMorgan Chase & Co.)	40,810,000	40,810,000
South Broward, FL Hosp. Dist. RB, Solar Eclipse Proj., Ser. 2006-0043, 1.64%, VRDN, (LOC: US Bank)	5,000,000	5,000,000
South Carolina EDA RB, Claire Coop. Hlth. Proj., 1.77%, VRDN, (LOC: Natl. Bank of South Carolina)	4,045,000	4,045,000
St. Charles Cnty., MO RB, United Handicap Svcs., 1.75%, VRDN, (LOC: U.S. Bancorp)	4,720,000	4,720,000
Tarrant Cnty., TX Hosp. Fin. Corp. CR, Methodist Hosp. Proj.:
2.69%, 08/11/2008, (Gtd. by Methodist Hosp.)	25,000,000	25,004,200
2.75%, 08/22/2008, (Gtd. by Methodist Hosp.)	37,950,000	37,992,011
Ser. 2008 A, 2.79%, 07/09/2008, (Gtd. by Methodist Hosp.)	20,400,000	20,401,845
Warren Cnty., KY Hosp. RRB, Ser. 2008, 1.60%, VRDN, (LOC: Branch Bank & Trust Co.)	8,555,000	8,555,000
Washington Hlth. Care Facs. Auth. RB, Adventist Hlth. Sys. Proj., 2.21%, VRDN, (LOC: Bank of New York Mellon Corp.)	1,300,000	1,300,000

		879,971,390

HOUSING 27.1%
Alaska Hsg. Fin. Corp. RB, Ser. 2006-0022, 3.65%, 09/19/2008, (LOC: US Bank)	14,900,000	14,954,469
Alexandria, VA Redev. & Hsg. PFOTER, Ser. C-2, 1.77%, VRDN, (SPA: Royal Bank of Canada)	18,820,000	18,820,000
Bank of New York Co. MTC:
Ser. 2004-BNY3, 1.70%, VRDN, (LOC: Bank of New York Mellon Corp.)	11,286,500	11,286,500
Ser. 2004-BNY5, 1.70%, VRDN, (LOC: Bank of New York Mellon Corp.)	33,575,000	33,575,000
Boise City, ID Hsg. Auth. RB, ROC-RR-II-R 13006, 1.93%, VRDN, (Liq.: Citigroup, Inc.)	12,230,000	12,230,000
Brevard Cnty., FL HFA MHRB, Shore View Apts. Proj., 1.71%, VRDN, (LOC: Harris Trust & Savings)	800,000	800,000
California HFA MHRB:
Ser. 2000-A, 1.48%, VRDN, (Liq.: U.S. Bank)	7,930,000	7,930,000
Ser. 2006-A, 1.41%, VRDN, (SPA: DEPFA BANK plc)	14,000,000	14,000,000
Ser. C, 1.40%, VRDN, (LOC: Bank of New York Mellon Corp.)	13,000,000	13,000,000
Ser. D, 1.40%, VRDN, (LOC: Bank of America Corp.)	52,000,000	52,000,000
Ser. F, 1.48%, VRDN, (Insd. by FSA & SPA: Dexia SA)	70,415,000	70,415,000
Ser. H, 1.39%, VRDN, (SPA: KBC Bank NV)	42,205,000	42,205,000
California Statewide Cmnty. Dev. Auth. MHRB:
ROC-RR-II-R 13062CE, 1.73%, VRDN, (Liq.: Citigroup, Inc.)	27,620,000	27,620,000
Ser. 2680, 1.72%, VRDN, (Liq.: JPMorgan Chase & Co.)	20,000,000	20,000,000
Chicago, IL MHRB:
ROC-RR-II-R 13040, 1.78%, VRDN, (Liq.: Citigroup. Inc.)	34,735,000	34,735,000
ROC-RR-II-R 13041, 1.79%, VRDN, (Liq.: Citigroup, Inc.)	9,405,000	9,405,000
Class B Revenue Bond Cert. Trust:
Ser. 2001-01, 2.32%, VRDN, (Liq.: American Intl. Group, Inc.)	1,800,000	1,800,000
Ser. 2001-02, 2.32%, VRDN, (Liq.: American Intl. Group, Inc.)	11,367,000	11,367,000
Ser. 2002-01, 2.32%, VRDN, (Liq.: American Intl. Group, Inc.)	6,043,000	6,043,000
Ser. 2004-01, 2.32%, VRDN, (Liq.: American Intl. Group, Inc.)	15,003,000	15,003,000
Clipper Tax-Exempt Cert. Trust COP:
Ser. 1999-02, 1.77%, VRDN, (SPA: State Street Corp.)	6,463,945	6,463,945
Ser. 2002-09, 1.82%, VRDN, (Insd. by FNMA & Liq.: State Street Corp.)	29,953,000	29,953,000
Ser. 2004-10, 1.77%, VRDN, (Insd. by FNMA & GNMA & Liq.: State Street Corp.)	8,421,000	8,421,000
Ser. 2005-03, 1.74%, VRDN, (Insd. by FSA & SPA: State Street Corp.)	14,555,000	14,555,000
Ser. 2005-13, 1.74%, VRDN, (Insd. by FNMA & GNMA & Liq.: State Street Corp.)	18,408,000	18,408,000
Ser. 2005-14, 1.74%, VRDN, (Insd. by GNMA & Liq.: State Street Corp.)	13,149,000	13,149,000
Ser. 2005-30, 1.77%, VRDN, (LOC: State Street Corp.)	17,128,000	17,128,000
Ser. 2005-31, 1.92%, VRDN, (LOC: AMBAC & SPA: State Street Corp.)	31,270,000	31,270,000
Ser. 2006-02, 1.77%, VRDN, (SPA: State Street Corp.)	19,007,000	19,007,000
Ser. 2006-06, 1.72%, VRDN, (Liq.: State Street Corp.)	9,513,000	9,513,000
Ser. 2006-10, 1.77%, VRDN, (Gtd. by State Street Corp.)	7,265,000	7,265,000
Colorado Hsg. & Fin. Auth. MHRB:
Greentree Vlg. Apts. Proj., Ser. 2007, 1.63%, VRDN, (LOC: US Bank)	13,250,000	13,250,000
Terrace Park Apts. Proj., Ser. 2007, 1.63%, VRDN, (LOC: US Bank)	11,800,000	11,800,000

6

EVERGREEN INSTITUTIONAL MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

May 31, 2008 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOUSING continued
Contra Costa Cnty., CA MHRB, Pleasant Hill Bart Transit Proj., Ser. A, 3.65%, 08/01/2008, (LOC: Calyon Bank)	$25,100,000	$25,100,000
Dakota Cnty., MN CDA RB, View Pointe Apts. Proj., Ser. 2007-A, 1.72%, VRDN, (Insd. by FNMA)	8,000,000	8,000,000
Denver, CO City & Cnty. MHRB, Ser. 74-G, 1.66%, VRDN, (Liq.: Goldman Sachs Group, Inc.)	10,530,030	10,530,030
District of Columbia HFA MHRB, Fort Lincoln Garden Proj., Ser. A, 1.85%, VRDN, (LOC: SunTrust Banks, Inc.)	2,295,000	2,295,000
District of Columbia HFA PFOTER, Ser. 4275, 2.54%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	12,995,000	12,995,000
Duval Cnty., FL MHRB, Camri Green Apts., 1.75%, VRDN, (Insd. by FNMA)	5,900,000	5,900,000
FHLMC MHRB:
Ser. M001, Class A, 1.75%, VRDN, (Insd. by & Liq.: FHLMC)	31,110,757	31,110,757
Ser. M002, Class A, 1.75%, VRDN, (Insd. by FHLMC)	4,473,244	4,473,244
Ser. M005, Class A, 1.77%, VRDN, (Insd. by FHLMC)	36,372,589	36,372,589
Ser. M008, Class A, 1.75%, VRDN, (Insd. by FHLMC)	21,008,236	20,856,072
Ser. M010, Class A, 2.07%, VRDN, (Insd. by FHLMC)	35,109,045	34,853,877
Florida Hsg. Fin. Corp. MHRB:
2.68%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	14,345,000	14,345,000
Lee Vista Apts. Proj., 1.65%, VRDN, (Insd. by FHLMC)	11,210,000	11,210,000
Lynn Lake Apts. Proj., Ser. B1, 1.70%, VRDN, (Insd. by FHLMC)	10,110,000	10,110,000
Maitland Apts. Proj., 1.65%, VRDN, (Insd. by FHLMC)	10,475,000	10,475,000
Spring Haven Apts. Proj., 1.69%, VRDN, (Insd. by FNMA)	6,200,000	6,200,000
Florida Hsg. Fin. Corp. PFOTER, Ser. 1796, 2.68%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	7,740,000	7,740,000
Franklin Cnty., OH MHRB, Emerald Edge Apts. Proj., 2.32%, VRDN, (Liq.: American Intl. Group, Inc.)	6,955,000	6,955,000
Greene Cnty., MO IDRB, Stasbourg Estates Proj., 1.75%, VRDN, (LOC: U.S. Bancorp)	2,160,000	2,160,000
Illinois Hsg. Dev. Auth., RB:
Florida House Proj., Ser. C, 1.85%, VRDN, (Liq.: JPMorgan Chase & Co.)	5,570,000	5,570,000
Larkin Vlg. Proj., Ser. A, 1.85%, VRDN, (Liq.: JPMorgan Chase & Co.)	14,170,000	14,170,000
Indianapolis, IN MHRB, Crossing Partners Proj., 2.40%, VRDN, (Liq.: American Intl. Group, Inc.)	8,700,000	8,700,000
Kansas City, MO IDA MHRRB, Ethans Apts. Proj., 1.66%, VRDN, (LOC: CitiBank, NA)	7,560,000	7,560,000
Kansas Dev. Fin. Auth. MHRB:
Bluffs Olathe Apts. Proj., 2.40%, VRDN, (Liq.: American Intl. Group, Inc.)	9,500,000	9,500,000
Springhill Apts. Proj., Ser. B, 1.69%, VRDN, (LOC: Bank of America Corp.)	9,285,000	9,285,000
Kentucky Hsg. Corp. RB:
Ser. I, 1.75%, VRDN, (LOC: BNP Paribas SA)	20,755,000	20,755,000
Ser. M, 1.75%, VRDN, (LOC: BNP Paribas SA)	10,600,000	10,600,000
Lee Cnty., FL HFA MHRB, Forestwood Apts. Proj., Ser. A, 1.70%, VRDN, (Insd. by FNMA)	2,800,000	2,800,000
Los Angeles, CA MHRRB, Colonia Corona Apts. Proj., Ser. D, 1.68%, VRDN, (LOC: CitiBank, NA)	745,000	745,000
Louisiana Hsg. Fin. Agcy. MHRB, Arbor Place Apts. Proj., Ser. 2008, 1.86%, VRDN, (Insd. by FHLMC)	8,440,000	8,440,000
Macon Trust Pooled Cert.:
Ser. 1997, 1.80%, VRDN, (Insd. by FSA & LOC: Bank of America Corp.)	8,090,000	8,090,000
Ser. 1998A, 1.86%, VRDN, (Insd. by AMBAC & LOC: Bank of America Corp.)	2,761,000	2,761,000
Macon-Bibb Cnty., GA Urban Dev. Auth. RRB, Hotel Investors Proj., 1.60%, VRDN, (LOC: SunTrust Banks, Inc.)	167,000	167,000
Marion Cnty., FL HFA RRB, Paddock Apts. Proj., 1.63%, VRDN, (Insd. by FNMA)	4,000,000	4,000,000
Maryland CDA RB:
Hsg. Dept. Proj., Ser. L, 3.37%, 12/15/2008	10,000,000	10,000,000
Residential Proj., Ser. G, 1.60%, VRDN, (SPA: State Street Corp.)	40,000,000	40,000,000
McHenry, IL MHRRB, Fawn Ridge Apts. Proj., 1.81%, VRDN, (LOC: Fifth Third Bancorp)	7,025,000	7,025,000
Merrill Lynch Puttable Option Tax-Exempt Receipts:
1.69%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	4,065,000	4,065,000
1.83%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	8,950,000	8,950,000
Class A:
1.85%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	51,400,000	51,400,000
1.86%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	56,740,000	56,740,000
Class B, 1.83%, VRDN, (Liq.: Lloyds TSB Group plc)	7,215,000	7,215,000
Class D, 1.83%, VRDN, (Liq.: Societe Generale)	5,820,000	5,820,000
Class EC-002, 1.72%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	59,000	59,000

7

EVERGREEN INSTITUTIONAL MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

May 31, 2008 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOUSING continued
Merrill Lynch Puttable Option Tax-Exempt Receipts:
Ser. 564, 1.87%, VRDN, (LOC: Lloyds TSB Group plc & Liq.: Merrill Lynch & Co., Inc.)	$86,810,000	$86,810,000
Ser. A, 1.86%, VRDN, (Insd. by FHLMC)	99,495,000	99,495,000
Minnesota Bond Securitization Trust:
1.64%, VRDN, (LOC: LaSalle Bank, NA)	5,625,000	5,625,000
Ser. S1, 1.64%, VRDN, (LOC: LaSalle Bank, NA)	3,345,000	3,345,000
Ser. S2, 1.64%, VRDN, (LOC: LaSalle Bank, NA)	3,435,000	3,435,000
Minnesota HFA RB, Residential HFA:
Ser. N, 3.30%, 12/18/2008	7,200,000	7,200,000
Ser. O, 3.35%, 12/18/2008	11,800,000	11,800,000
Municipal Mtge. & Equity, LLC RB, PFOTER:
1.86%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	17,940,000	17,940,000
2.54%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	61,485,000	61,485,000
MuniMae Tax-Exempt Bond Subsidiary RB, Ser. 3264, 2.52%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	10,720,000	10,720,000
MuniMae Trust RB, 1.82%, VRDN, (Insd. by FHLMC & Liq.: Merrill Lynch & Co., Inc.)	6,755,000	6,755,000
Nebraska Investment Fin. Auth. MHRB, Apple Creek Associates Proj., 2.17%, VRDN, (LOC: Northern Trust Corp.)	6,190,000	6,190,000
New York Homeowner Mtge. Agcy. RB, Ser. 147, 1.58%, VRDN, (SPA: Dexia SA)	25,000,000	25,000,000
New York, NY Hsg. Dev. Corp. MHRB:
1.75%, VRDN, (Liq.: JPMorgan Chase & Co.)	25,650,000	25,650,000
Ser. 2008-A-1-A, 1.58%, VRDN, (SPA: Dexia SA)	16,610,000	16,610,000
Ser. J-1, 1.75%, VRDN, (Liq.: JPMorgan Chase & Co.)	75,000,000	75,000,000
New York, NY Hsg. Dev. Corp. RB, Boricua Village Apts. Site C Proj., 1.58%, VRDN, (LOC: CitiBank, NA)	17,300,000	17,300,000
Ohio HFA MHRB:
Ser. F, 1.75%, VRDN, (Insd. by FNMA & GNMA & LOC: CitiBank, NA)	35,255,000	35,255,000
Westlake Apts. Proj., 2.32%, VRDN, (Liq.: American Intl. Group, Inc.)	9,810,000	9,810,000
Orange Cnty., FL HFA MHRB, ROC-RR-II-R 13054CE, 1.75%, VRDN, (Insd. by Citigroup, Inc.)	22,275,000	22,275,000
Palm Beach, FL Muni Mae Finl. MHRB, Ser. B, Class A, 1.80%, VRDN, (LOC: SunTrust Banks, Inc.)	645,000	645,000
Pennsylvania Hsg. Fin. Agcy. SFHRB:
Ser. 2008-C, 1.60%, VRDN, (LOC: Bank of America Corp.)	10,705,000	10,705,000
Ser. 2008-D, 1.65%, VRDN, (LOC: Bank of America Corp.)	22,765,000	22,765,000
Ser. 91-B, 1.60%, VRDN, (SPA: DEPFA BANK plc)	9,500,000	9,500,000
Revenue Bond Cert. Trust:
Class B-1, 2.32%, VRDN, (Gtd. by American Intl. Group, Inc.)	5,870,000	5,870,000
Meridian Apts. Proj., 2.32%, VRDN, (Gtd. by American Intl. Group, Inc.)	5,860,000	5,860,000
Ser. 2004-05, 2.32%, VRDN, (Gtd. by American Intl. Group, Inc.)	10,740,000	10,740,000
Ser. 2004-09, 2.32%, VRDN, (Gtd. by American Intl. Group, Inc.)	12,000,000	12,000,000
Ser. 2004-16, 2.32%, VRDN, (Gtd. by American Intl. Group, Inc.)	13,435,000	13,435,000
Ser. 2005-02, 2.32%, VRDN, (Gtd. by American Intl. Group, Inc.)	5,754,000	5,754,000
Ser. 2005-05, 2.32%, VRDN, (Gtd. by American Intl. Group, Inc.)	6,200,000	6,200,000
Ser. 2006-04, 2.32%, VRDN, (Gtd. by American Intl. Group, Inc.)	6,000,000	6,000,000
Ser. 2006-08, 2.32%, VRDN, (Gtd. by American Intl. Group, Inc.)	5,865,000	5,865,000
Ser. 2006-09, 2.32%, VRDN, (Gtd. by American Intl. Group, Inc.)	5,710,000	5,710,000
South Dakota Hsg. Dev. Auth., Ser. C, 1.75%, 06/05/2008, ( SPA: Bayerische Landesbanken)	74,690,000	74,690,000
St. Anthony, MN MHRB, Landings Silver Lake Proj.:
Ser. 2004-A, 1.72%, VRDN, (LOC: LaSalle Bank, NA)	13,000,000	13,000,000
Ser. 2007, 1.72%, VRDN, (LOC: LaSalle Bank, NA)	1,400,000	1,400,000
Texas Dept. of Hsg. & Cmnty. Affairs MHRB, ROC-RR-II-R 384, 1.78%, VRDN, (Insd. by Citigroup, Inc.)	14,250,000	14,250,000
Texas Dept. of Hsg. & Cmnty. Affairs SFHRRB, Ser. A, 1.85%, VRDN, (Insd. by FHLMC & FNMA & GNMA & LOC: DEPFA BANK plc)	24,670,000	24,670,000
Thornton, CO MHRB, PFOTER, 1.63%, VRDN, (Insd. by FSA & Liq.: Merrill Lynch & Co., Inc.)	6,040,000	6,040,000
Vernon Hills, IL MHRRB, Hawthorn Lakes Proj., 1.67%, VRDN, (Insd. by FSA & SPA: Societe Generale)	15,210,000	15,210,000

8

EVERGREEN INSTITUTIONAL MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

May 31, 2008 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOUSING continued
Wisconsin Hsg. & EDRB:
Ser. A, 1.85%, VRDN, (SPA: WestLB AG)	$18,885,000	$18,885,000
Ser. B, 1.85%, VRDN, (LOC: State Street Corp.)	9,015,000	9,015,000
Ser. C:
1.85%, VRDN, (SPA: Fortis Bank SA)	13,400,000	13,400,000
1.85%, VRDN, (LOC: Lloyds TSB Group plc)	13,275,000	13,275,000
Ser. D, 1.70%, VRDN, (SPA: Depfa Bank plc)	38,300,000	38,300,000
Ser. E, 1.70%, VRDN, (SPA: Fortis Bank SA)	27,980,000	27,980,000

		2,122,334,483

INDUSTRIAL DEVELOPMENT REVENUE 4.8%
Adams Cnty., CO IDRB, Trustile Doors, Inc. Proj., Ser. 1999A, 1.81%, VRDN, (LOC: KeyCorp)	2,330,000	2,330,000
Allegheny Cnty., PA IDA RB, United Jewish Federation Proj., Ser. A, 1.62%, VRDN, (LOC: PNC Finl. Svcs. Group, Inc.)	3,462,000	3,462,000
Alton, IA IDRB, Northwest Iowa Agronomy Proj., 1.75%, VRDN, (LOC: Bank of America Corp.)	3,355,000	3,355,000
Arapahoe Cnty., CO IDRB, Cottrell Printing Proj., 1.92%, VRDN, (LOC: U.S. Bancorp)	2,000,000	2,000,000
Arcola, IL IDRB, Herf Jones, Inc. Proj., 1.75%, VRDN, (LOC: LaSalle Bank, NA)	3,500,000	3,500,000
Arkansas Dev. Fin. Auth. IDRB, Stratton Seed Co. Proj., 1.77%, VRDN, (LOC: Bank of America Corp.)	1,550,000	1,550,000
Bayou La Batre, AL RB, Eclipse Hospitality, LLC Proj., 1.82%, VRDN, (LOC: First Comml. Bank, Inc.)	1,500,000	1,500,000
Berkeley Cnty., SC IDRB:
Amoco Oil Co. Proj., Ser. 1997, 1.45%, VRDN, (Gtd. by BP plc)	19,750,000	19,750,000
Nucor Corp. Proj., Ser. 1995, 1.80%, VRDN, (Gtd. by Nucor)	24,000,000	24,000,000
Bessemer, AL IDRB, Carlton Investments, LLC Proj., 1.74%, VRDN, (LOC: AmSouth Bancorp)	1,650,000	1,650,000
Boyden, IA IDRB, Dethmers Manufacturing Proj., 1.84%, VRDN, (LOC: U.S. Bancorp)	2,000,000	2,000,000
Brazos, TX Harbor Indl. Dev. Corp. RB, Waste Svcs. Proj., 1.75%, VRDN, (LOC: Bank of America Corp.)	7,000,000	7,000,000
Bremen, IN IDRB:
Digger Specialties, Inc. Proj., 1.81%, VRDN, (LOC: KeyCorp)	1,215,000	1,215,000
Universal Bearings, Inc. Proj., 1.81%, VRDN, (LOC: KeyCorp)	2,250,000	2,250,000
Brodhead, WI IDRB, Stoughton Trailers, Inc. Proj., 2.10%, VRDN, (Liq.: JPMorgan Chase & Co.)	6,800,000	6,800,000
Brothertown, WI IDRB, Buechel Stone Corp. Proj., 1.85%, VRDN, (LOC: Associated Banc-Corp.)	1,750,000	1,750,000
Brunswick & Glynn Cnty., GA EDA RB, Epworth by the Sea Proj., 1.77%, VRDN, (LOC: Columbus Bank & Trust Co.)	1,500,000	1,500,000
Buena Vista, VA IDA RRB, Everbrite, Inc. Proj., 3.10%, VRDN, (LOC: Marshall & Isley Bank)	815,000	815,000
Chandler, AZ IDRB, Red Rock Stamping Co. Proj., 1.81%, VRDN, (LOC: KeyCorp)	1,100,000	1,100,000
Chicago, IL IDRB, PS Greetings, Inc. Proj., 1.75%, VRDN, (LOC: LaSalle Bank, NA)	1,385,000	1,385,000
Colorado EDRB, Super Vacuum Manufacturing Co. Proj., Class A, 1.87%, VRDN, (LOC: Wells Fargo & Co.)	200,000	200,000
Colorado HFA IDRB, Worldwest, LLP Proj., 1.85%, VRDN, (LOC: Firstar Bank)	1,000,000	1,000,000
Columbus, GA IDRB, Goldens Foundry Proj., 1.82%, VRDN, (LOC: Columbus Bank & Trust Co.)	1,850,000	1,850,000
Dallam Cnty., TX Indl. Dev. Econ. RB, Hilmar Cheese Co., Inc. Proj., 1.77%, VRDN, (LOC: Bank of the West)	12,250,000	12,250,000
De Pere, WI IDRB, Cleaning Sys., Inc., 1.77%, VRDN, (LOC: Marshall & Isley Bank)	1,525,000	1,525,000
Elkhart Cnty., IN EDRB, Advanced Tech., Inc. Proj., 1.80%, VRDN, (SPA: Societe Generale)	2,600,000	2,600,000
Fargo, ND IDRB, Cass Clay Creamery, Inc. Proj., 1.82%, 06/05/2008, (Coll.: Bay Hypo-Und Vereinsbank AG)	1,905,000	1,905,000
Florida Dev. Fin. Corp. IDRB, Ser. 2002:
M.J. Eagle Realty Proj., 1.85%, VRDN, (LOC: SunTrust Banks, Inc.)	1,155,000	1,155,000
Repco Equipment Leasing Proj., 1.85%, VRDN, (LOC: SunTrust Banks, Inc.)	700,000	700,000
Serigraphic Arts, Inc. Proj., 1.85%, VRDN, (LOC: SunTrust Banks, Inc.)	630,000	630,000
Fox Lake, WI Redev. Auth. IDRB, Karavan Trailers, Inc. Proj., 1.90%, VRDN, (LOC: Associated Bank)	1,675,000	1,675,000
Frankfort, IN EDRB, Gen. Seating of America Proj., 3.60%, VRDN, (LOC: Dai-Ichi Kangyo Bank, Ltd.)	795,000	795,000
Gary, IN EDRB, Grant Street Proj., 1.82%, VRDN, (Liq.: JPMorgan Chase & Co.)	6,300,000	6,300,000
Gooding Cnty., ID IDRB, Southfield Dairy Proj., 1.82%, VRDN, (LOC: Bank of America Corp.)	3,630,000	3,630,000
Gwinnet Cnty., GA Dev. Auth. RB, Ole Mexican Foods, Inc. Proj., 1.86%, VRDN, (LOC: Branch Bank & Trust Co.)	4,100,000	4,100,000

9

EVERGREEN INSTITUTIONAL MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

May 31, 2008 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
INDUSTRIAL DEVELOPMENT REVENUE continued
Haleyville, AL IDRB, Babcock Lumber Co. Proj., 1.82%, VRDN, (LOC: First Comml. Bank, Inc.)	$255,000	$255,000
Hall Cnty., NE IDRB, Global Inds., Inc. Proj., 1.83%, VRDN, (LOC: Wells Fargo & Co.)	1,530,000	1,530,000
Henderson, TN IDRB, Premier Manufacturing Corp. Proj., 2.18%, VRDN, (LOC: Natl. City Corp.)	2,560,000	2,560,000
Howard, WI IDRB, Fox Converting, Inc., Ser. A, 2.00%, VRDN, (LOC: Associated Banc-Corp.)	4,500,000	4,500,000
Huntsville, AL IDRB, Service Steel, Inc. Proj., 1.82%, VRDN, (LOC: First Comml. Bank, Inc.)	1,200,000	1,200,000
Hutchinson Cnty., SD IDRB, Dakota Plains, LLC, 1.82%, VRDN, (LOC: SunTrust Banks, Inc.)	1,000,000	1,000,000
Illinois Dev. Fin. Auth. IDRB:
Cook Composites & Polymers Proj., 1.92%, VRDN, (LOC: BNP Paribas SA)	1,795,000	1,795,000
Kris & Dee Associates, Inc. Proj., 1.80%, VRDN, (LOC: LaSalle Bank, NA)	640,000	640,000
Toyal America, Inc. Proj., 1.90%, VRDN, (SPA: Bank of Tokyo-Mitsubishi, Ltd.)	6,000,000	6,000,000
Jefferson Cnty., KY Indl. Bldg. RB, Dant Clayton Corp. Proj., 2.60%, VRDN, (LOC: Bank One)	2,250,000	2,250,000
Johnson Cnty., KS Private Activity RB, Stouse Sign & Decal Proj., Ser. A, 2.03%, VRDN, (LOC: U.S. Bancorp)	1,400,000	1,400,000
Lee Cnty., GA Dev. Auth. RB, Woodgrain Millwork, Inc. Proj., 1.80%, VRDN, (LOC: Wells Fargo & Co.)	5,305,000	5,305,000
Lexington, KY IDRB, Kirby Containers Proj., 1.74%, VRDN, (LOC: AmSouth Bancorp)	1,000,000	1,000,000
Liberal, KS IDRB, Farmland Natl. Beef Packing Proj., 1.77%, VRDN, (LOC: U.S. Bancorp)	1,000,000	1,000,000
Lorain Cnty., OH IDRB, Skill Tools Proj., 1.81%, VRDN, (LOC: KeyCorp)	2,300,000	2,300,000
Louisiana Local Govt. Env. Facs. CDA RB, Mid-South Extrusion Proj., 1.82%, VRDN, (LOC: Regions Finl. Corp.)	1,380,000	1,380,000
Louisiana Pub. Facs. Auth. PCRRB, Allied Signal, Inc. Proj., 1.85%, VRDN, (Gtd. by Honeywell Intl.)	6,815,000	6,815,000
Madison, AL IDRB, Haley Grocery Co. Proj., 1.82%, VRDN, (LOC: Regions Finl. Corp.)	2,130,000	2,130,000
Mandan, ND IDRRB, Cloverdale Foods Co. Proj., 1.83%, VRDN, (LOC: Bank of North Dakota)	3,340,000	3,340,000
Manitowoc, WI IDRB:
Kaufman Enterprises Proj., 1.87%, VRDN, (LOC: Associated Banc-Corp.)	450,000	450,000
Manitowoc Tool & Machining Proj., 1.87%, VRDN, (LOC: Associated Banc-Corp.)	900,000	900,000
Marion Cnty., OH IDRB, Central Ohio Farmers Proj., 1.82%, VRDN, (Coll.: Bay Hypo Und Vereinsbank AG)	1,905,000	1,905,000
Maryland Indl. Dev. Fin. Auth. EDRB, Foodswing Proj., Ser. 2008, 1.50%, VRDN, (LOC: Bank of America Corp.)	10,000,000	10,000,000
Massachusetts Dev. Fin. Agcy. RB, Unilock New York Proj., 2.55%, VRDN, (LOC: Bank One)	3,200,000	3,200,000
Menomonee Falls, WI IDRB, Mero Structures, Inc. Proj., 1.75%, VRDN, (LOC: U.S. Bancorp)	1,860,000	1,860,000
Meriwether Cnty., GA IDRB, Crown Tech. II Proj., 1.82%, VRDN, (Insd. by Columbus B&T)	2,500,000	2,500,000
Miami-Dade Cnty., FL IDA RB:
Friends of Lubavitch Proj., 1.70%, VRDN, (LOC: Union Planters Bank)	8,000,000	8,000,000
Tarmac America Proj., 1.75%, VRDN, (LOC: Bank of America Corp.)	3,200,000	3,200,000
Milwaukee, WI IDRB, Stellars Absorbent Materials Proj., 1.89%, VRDN, (LOC: U.S. Bancorp)	2,425,000	2,425,000
Milwaukee, WI Redev. Auth. RB, Palermo Villa, Inc. Proj., Ser. A, 1.77%, VRDN, (LOC: U.S. Bancorp)	2,495,000	2,495,000
Missouri IDRB, Quality Wood Products, Inc. Proj., Ser. A, 1.82%, VRDN, (SPA: BNP Paribas SA)	695,000	695,000
Montgomery, AL IDRB, Kinpak, Inc. Proj., 2.01%, VRDN, (LOC: Regions Finl. Corp.)	2,810,000	2,810,000
Morgan Cnty., GA Dev. Auth. IDRB, Bard Manufacturing Co. Proj., 2.23%, VRDN, (LOC: Natl. City Corp.)	1,950,000	1,950,000
Muscle Shoals, AL IDRB, Robbins, LLC Proj., Ser. A, 1.72%, VRDN, (LOC: AmSouth Bancorp)	4,500,000	4,500,000
Nemaha Cnty., KS IDRB, Midwest AG Svcs., LLC, 1.82%, VRDN, (SPA: BNP Paribas SA)	2,945,000	2,945,000
New Hampshire Business Fin. Auth. IDRB, Monadnock Econ. Dev. & Precitech Proj., 1.81%, VRDN, (LOC: KeyCorp)	2,710,000	2,710,000
Oakland Cnty., MI Econ. Dev. Corp. RB, A&M Label Proj., 2.18%, VRDN, (LOC: Natl. City Corp.)	2,460,000	2,460,000
Ohio Air Quality Dev. Auth. Exempt Facs. RB, Andersons Marathon Ethanol Proj., Ser. 2007, 1.71%, VRDN, (LOC: CoBank)	49,500,000	49,500,000
Oregon EDRB:
Beef Northwest Feeders Proj., 1.82%, VRDN, (LOC: Bank of America Corp.)	2,255,000	2,255,000
Behlen Manufacturing Co. Proj., 1.77%, VRDN, (LOC: LaSalle Bank, NA)	5,500,000	5,500,000
Osage City, KS IDRB, Norseman Plastics Proj., 1.84%, VRDN, (SPA: Bank of Montreal)	3,200,000	3,200,000
Ouachita Parish, LA IDRB, Metalforms Superlift Proj., 1.87%, VRDN, (LOC: Regions Finl. Corp.)	1,090,000	1,090,000
Pierce Cnty., WA EDRB, Truss Co. Proj., 1.80%, VRDN, (LOC: U.S. Bancorp)	2,475,000	2,475,000
Port Arthur, TX Navigation Dist. IDRB, Fina Oil & Chemical Co. Proj., Ser. 1998, 1.39%, VRDN, (Gtd. by Total SA)	16,000,000	16,000,000

10

EVERGREEN INSTITUTIONAL MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

May 31, 2008 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
INDUSTRIAL DEVELOPMENT REVENUE continued
Port Bellingham, WA IDRB, Bakerview Proj., 1.81%, VRDN, (LOC: KeyCorp)	$2,200,000	$2,200,000
Rhode Island Indl. Facs. Corp. IDRB, Calise & Sons Bakery Proj., 1.75%, VRDN, (LOC: Citizens Bank)	4,315,000	4,315,000
Scott Cnty., IA IDRB, Nichols Aluminum Recycling Proj., 1.77%, VRDN, (LOC: U.S. Bancorp)	1,400,000	1,400,000
South Bend, IN EDRB, Deluxe Sheet Metal, Inc. Proj., 1.80%, VRDN, (LOC: Natl. City Bank)	1,300,000	1,300,000
South Carolina Jobs EDA RB:
Goglanian Bakeries, Inc. Proj., 1.80%, VRDN, (LOC: California Bank & Trust)	10,000,000	10,000,000
Mid-Atlantic Drainage Proj., 1.82%, VRDN, (LOC: Natl. Bank of South Carolina)	1,520,000	1,520,000
Ortec, Inc. Proj., Ser. B, 1.80%, VRDN, (LOC: Bank of America Corp.)	1,600,000	1,600,000
Southwestern Illinois IDRB, Mattingly Lumber Proj., Ser. 2005-A, 1.84%, VRDN, (LOC: US Bank)	3,080,000	3,080,000
Summit Cnty., OH IDRB, S.A. Comunale Co. Proj., 2.18%, VRDN, (LOC: Natl. City Corp.)	2,340,000	2,340,000
Traill Cnty., ND Solid Waste RB, American Crystal Sugar Co., 1.92%, VRDN, (SPA: BNP Paribas SA)	3,580,000	3,580,000
Tuscaloosa Cnty., AL IDRB:
Brion Hardin Proj., 1.82%, VRDN, (LOC: AmSouth Bancorp)	125,000	125,000
Hardwear Corp. Proj., 1.82%, VRDN, (LOC: AmSouth Bancorp)	645,000	645,000
Nucor Corp. Proj., 1.80%, VRDN, (Gtd. by Nucor Corp.)	6,700,000	6,700,000
Union Cnty., AR Indl. Board PCRB, Great Lakes, Inc. Proj., 1.72%, VRDN, (LOC: Bank of America Corp.)	9,000,000	9,000,000
Vermont EDA IDRB, Hazelett Strip Casting Proj., 1.81%, VRDN, (LOC: AmSouth Bancorp)	3,895,000	3,895,000
Washington EDFA RB:
Skagit Valley Publishing Proj., Ser. 2008-D, 1.73%, VRDN, (LOC: US Bank)	7,000,000	7,000,000
Royal Ridge Fruit Proj., 1.82%, VRDN, (LOC: Bank of America Corp.)	3,355,000	3,355,000
West Bend, WI IDRB, Bestech Tool Corp. Proj., Ser. A, 1.77%, VRDN, (LOC: U.S. Bancorp)	1,135,000	1,135,000
Westfield, IN EDRB, P.L. Porter Proj., 1.72%, VRDN, (LOC: Comerica Bank)	1,300,000	1,300,000
Will Cnty., IL IDRB, Amoco Chemical Co. Proj., Ser. 1995, 1.45%, VRDN, (Gtd. by BP plc)	675,000	675,000
Winamac, IN EDRB, Sunny Ridge Dairy Proj., 1.87%, VRDN, (LOC: Northern Trust Corp.)	1,000,000	1,000,000
Yakima Cnty., WA Pub. Corp. RB:
Macro Plastics, Inc. Proj., 1.99%, VRDN, (LOC: Bank of the West)	620,000	620,000
Michelsen Packaging Co. Proj., 1.80%, VRDN, (LOC: Bank of America Corp.)	800,000	800,000

		378,237,000

LEASE 1.7%
ABN AMRO Chicago Corp. Leasetops Master Trust, Ser. 1997-1, 1.82%, VRDN, (LOC: LaSalle Bank, NA)	83,819,034	83,819,034
Clark Cnty., IN Jail Holding Corp. RB, ROC-RR-II-R 2081, 1.65%, VRDN, (Liq.: Citigroup, Inc.)	5,445,000	5,445,000
Clipper Tax-Exempt Cert. Trust COP, Ser. 2007-10, 1.67%, VRDN, (SPA: State Street Corp.)	8,795,000	8,795,000
Denver, CO City & Cnty. COP, ROC-RR-II-R 2067, 1.68%, VRDN, (Liq.: Citigroup, Inc.)	5,855,000	5,855,000
Kentucky Property & Bldg. Cmnty. RB, Proj. No. 88, 4.50%, 11/01/2008, (Insd. by FGIC)	9,500,000	9,543,033
Michigan Bldg. Auth. RB ROC-RR-II-R 575, 1.88%, VRDN, (LOC: CitiBank, NA)	10,315,000	10,315,000
Orange Cnty., FL Sch. Board COP, Ser. 2000-328, 1.67%, VRDN, (Liq.: Morgan Stanley)	4,100,000	4,100,000
St. Lucie Cnty., FL Sch. Board COP, 1.62%, VRDN, (LOC: Bank of New York Mellon Corp.)	1,795,000	1,795,000

		129,667,067

MISCELLANEOUS REVENUE 7.0%
Bad River Band Lake Superior, Wisconsin RB, Native Lands Acquisitions Proj., 1.75%, VRDN, (LOC: Associated Banc-Corp.)	4,185,000	4,185,000
Clarksville, TN Pub. Bldg. Auth. RB:
1.25%, VRDN, (LOC: Bank of America Corp.)	11,000,000	11,000,000
1.55%, VRDN, (LOC: Bank of America Corp.)	3,225,000	3,225,000
Cumberland Cnty., TN IDRB, Fairfield Glade Cmnty. Club Proj., 1.72%, VRDN, (LOC: AmSouth Bancorp)	5,000,000	5,000,000
Florida Board of Ed. Lottery RB, PFOTER, Ser. 2303, 2.37%, VRDN, (Insd. by AMBAC & Liq.: JPMorgan Chase & Co.)	25,565,000	25,565,000
Fort McDowell, AZ Yavapai Nation Eagle Trust, Class A, 1.81%, VRDN, (Liq.: Citigroup, Inc.)	34,175,000	34,175,003
Gulf Coast of Texas IDA Env. Facs. RB, Citgo Petroleum Corp. Proj., Ser. 2001, 1.45%, VRDN, (LOC: Bank of New York Mellon Corp.)	865,000	865,000

11

EVERGREEN INSTITUTIONAL MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

May 31, 2008 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
MISCELLANEOUS REVENUE continued
Gulf Coast of Texas Waste Disposal Auth. PCRB:
Amoco Oil Co. Proj.:
Ser. 1994, 1.45%, VRDN, (Gtd. by BP plc)	$460,000	$460,000
Ser. 2001-B, 1.45%, VRDN, (Gtd. by BP plc)	22,700,000	22,700,000
ExxonMobil Proj., Ser. 2001-B, 1.60%, VRDN	7,500,000	7,500,000
Indiana Bond Bank RB:
Advanced Funding Program Notes, Ser. A, 3.00%, 01/30/2009, (LOC: Bank of New York Mellon Corp.)	55,000,000	55,321,263
ROC-RR-II-R 2079, 1.88%, VRDN, (Insd. by MBIA & LOC: Citigroup, Inc.)	1,545,000	1,545,000
Issaquah, WA Cmnty. Properties RB, Ser. A, 1.67%, VRDN, (LOC: Bank of America Corp.)	32,500,000	32,500,000
JPMorgan Chase & Co. RB, PUTTER:
Ser. 2382, 1.87%, VRDN, (Insd. by MBIA & Liq.: JPMorgan Chase & Co.)	2,540,000	2,540,000
Ser. 2383, 1.87%, VRDN, (Insd. by FSA & Liq.: JPMorgan Chase & Co.)	2,075,000	2,075,000
Louisiana Env. Facs. RB, 1.62%, VRDN, (LOC: Regions Finl. Corp.)	16,000,000	16,000,000
Louisiana Pub. Facs. Auth. RB, Ser. 4000, 1.70%, VRDN, (LOC: Branch Bank & Trust Co.)	3,365,000	3,365,000
Lower Neches Valley, TX IDRB, ExxonMobil Corp. Proj., Ser. 2001-B, 1.60%, VRDN, (Gtd. by ExxonMobil Corp.)	70,000,000	70,000,000
Merrill Lynch Puttable Option Tax-Exempt Receipts:
Ser. A, 1.94%, VRDN, (SPA: Merrill Lynch & Co., Inc. & Insd. by FGIC)	8,400,000	8,400,000
Ser. EC-001, 1.77%, VRDN, (SPA: Merrill Lynch & Co., Inc.)	42,320,000	42,345,335
Metropolitan Govt. Nashville, TN IDRB, American Cancer Society, 1.67%, VRDN, (LOC: AmSouth Bancorp)	100,000	100,000
Michigan State Strategic Fund RB, Dow Chemical Co. Proj., Ser. 2003A-1, 2.30%, VRDN, (Gtd. by Dow Chemical Co.)	19,350,000	19,350,000
Nevada Dept. of Business RB, LVE Energy Partners, LLC Proj., 1.90%, VRDN, (LOC: Sumitomo Bank)	13,100,000	13,100,000
New Orleans, LA RB, Canal Street Proj., 1.77%, VRDN, (LOC: Hibernia Natl. Bank)	10,380,000	10,380,000
New York, NY TFA RB, ROC-RR-II-R 809, 1.63%, VRDN, (SPA: Deutsche Bank AG)	10,635,000	10,635,000
Obetz, OH BAN, Centerpoint Impt., Ser. 2007, 2.15%, VRDN, (LOC: Huntington Natl. Bank)	5,735,000	5,735,000
Oklahoma Dev. Fin. Auth. RB, ConocoPhillips Proj., Ser. B, 1.75%, VRDN, (Gtd. by ConocoPhillips)	2,500,000	2,500,000
Pennsylvania EDFA Wastewater Treatment RRB, Sunoco, Inc. Proj., 1.93%, VRDN, (Gtd. by Sunoco, Inc.)	11,000,000	11,000,000
Philadelphia, PA IDA IDRRB, Ser. 2007-B, 1.55%, VRDN, (Liq.: JPMorgan Chase & Co. & LOC: Bank of New York Mellon Corp.)	25,000,000	25,000,000
Phoenix, AZ Civic Impt. Corp. PFOTER, Ser. PZ-284, 1.65%, VRDN, (Insd. by Berkshire Hathaway Assurance Co. & Liq.: Merrill Lynch & Co., Inc.)	10,545,000	10,545,000
Port Arthur, TX Navigation Dist. Env. Facs. IDRB, Fina Oil & Chemical Co. Proj.:
2.05%, VRDN, (Gtd. by Motiva Enterprises, LLC)	33,525,000	33,525,000
Ser. B, 1.65%, VRDN, (Gtd. by Flint Resources)	8,700,000	8,700,000
Port Arthur, TX Navigation Dist. Env. Facs. RB:
BASF Corp. Proj., Class A, 2.15%, VRDN, (Liq.: BASF Corp.)	15,000,000	15,000,000
Motiva Enterprises Proj., Ser. 2008, 2.00%, VRDN, (Gtd. by Motiva Enterprises, LLC)	12,000,000	12,000,000
Rutherford Cnty., TN IDRB, Farmers Coop. Proj., Ser. C, 1.79%, VRDN, (LOC: AmSouth Bancorp)	490,000	490,000
St. Tammany Parish, LA Dev. Dist. RB, Slidell Dev. Co. Proj., Ser. A, 1.64%, VRDN, (LOC: Regions Bank)	5,000,000	5,000,000
Stevenson, AL Indl. Dev. Board of Env. Impt., Mead Corp. Proj., Ser. 1998-B, 1.64%, VRDN, (Liq.: JPMorgan Chase & Co.)	10,200,000	10,200,000
Vail, CO Property Tax RB, Solaris Metro. Dist. Proj., Ser. 2008, 1.67%, VRDN, (LOC: Key Bank, NA)	5,615,000	5,615,000
West Baton Rouge, LA IDRB, Dow Chemical Co. Proj., Ser. A, 1.55%, VRDN, (Gtd. by Dow Chemical Co.)	2,050,000	2,050,000

		549,691,601

PORT AUTHORITY 0.3%
Chicago, IL IDRB, Federal Marine Terminal Proj., 1.80%, VRDN, (LOC: LaSalle Bank, NA)	4,200,000	4,200,000
Massachusetts Port Auth. RB:
PFOTER, 1.70%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	5,820,000	5,820,000
ROC-RR-II-R 10188, 1.59%, VRDN, (LOC: CitiBank, NA)	14,580,000	14,580,000

		24,600,000

12

EVERGREEN INSTITUTIONAL MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

May 31, 2008 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
PRE-REFUNDED 0.7%
Harris Cnty., TX Toll Road & Sub Lien RRB, Ser. 2003, 4.75%, 08/01/2008	$2,750,000	$2,776,423
Houston, TX Independent Sch. Dist. RRB, Ser. 1999-A, 5.00%, 02/15/2009	6,000,000	6,150,966
Michigan Muni. Bond Auth. RRB, 5.25%, 12/01/2008, (Gtd. by U.S. Treasury)	32,630,000	33,486,175
Nevada Capital Impt. & Cultural Affairs GO, Ser. A, 5.50%, 02/01/2009, (Gtd. by U.S. Treasury)	3,410,000	3,533,039
Pocahontas Parkway Assn. of Virginia RB, Connector Toll Road, Ser. 1998-A , 5.00%, 08/15/2008, (Gtd. by U.S. Treasury)	5,615,000	5,754,741
Shelbyville, IN Elementary Sch. Bldg. Corp. RB, Ser. 1999, 5.625%, 01/15/2009, (Gtd. by U.S. Treasury)	3,875,000	4,015,771

		55,717,115

PUBLIC FACILITIES 0.6%
Kentucky Turnpike Auth. EDRRB, Revitalization Proj., Ser. 1995, 6.50%, 07/01/2008, (Insd. by AMBAC)	8,900,000	8,921,723
Miami-Dade Cnty., FL Sch. Board COP:
ROC-RR-II-R 12042, 1.67%, VRDN, (Insd. by FSA & Liq.: Citigroup, Inc.)	7,900,000	7,900,000
ROC-RR-II-R 2133, 1.65%, VRDN, (Insd. by FGIC & Liq.: Citigroup, Inc. )	13,550,000	13,550,000
Palm Beach Cnty., FL Sch. Board RB, Eagle-20070021 Class A, 1.64%, VRDN, (SPA: Bayerische Landesbanken)	10,985,000	10,985,000
Stafford Cnty., VA EDRB, Ser. 2635, 1.70%, VRDN, (Liq.: JPMorgan Chase & Co.)	2,500,000	2,500,000

		43,856,723

RESOURCE RECOVERY 0.5%
Ladysmith, WI Solid Waste Disposal Facs. RB, Cityforest Corp. Proj., Ser. 1998, 1.80%, VRDN, (LOC: Union Bank of California)	17,495,000	17,495,000
Northeast Maryland Waste Disposal Auth. RB, Montgomery Cnty. Resource Recovery Proj., Ser. A, 6.00%, 07/01/2008, (Gtd. by Covanta Energy)	11,145,000	11,162,346
Spencer Cnty., IN PCRB, American Iron Oxide Co. Proj.:
1.87%, VRDN, (LOC: Bank One)	8,600,000	8,600,000
1.87%, VRDN, (SPA: Bank of Tokyo-Mitsubishi, Ltd.)	5,000,000	5,000,000

		42,257,346

SOLID WASTE 1.8%
Broomfield Village, CO Metro. Dist. No. 2 RRB, Ser. A, 1.87%, VRDN, (LOC: Compass Bancshares, Inc.)	7,325,000	7,325,000
Hammond, IN Sewer & Solid Waste RRB, Cargill, Inc. Proj., 1.75%, VRDN, (Gtd. by Cargill, Inc.)	6,500,000	6,500,000
Indiana Dev. Fin. Auth. Env. RB, Republic Svcs. Inc. Proj., Ser. 2001, 1.45%, VRDN, (LOC: SunTrust Banks, Inc.)	7,600,000	7,600,000
New York Environmental Facs. RB, Waste Mgmt., Inc. Proj., Ser. 2002-B, 1.60%, VRDN, (Liq.: JPMorgan Chase & Co.)	24,070,000	24,070,000
Port Corpus Christi, TX Solid Waste Disposal RB, Flint Hills Resources Proj.:
2.00%, VRDN, (Gtd. by Flint Hills Resources)	30,500,000	30,500,000
Ser. 2002-A, 2.00%, VRDN, (Gtd. by Flint Hills Resources)	7,500,000	7,500,000
Ser. A, 1.90%, VRDN, (Gtd. by Flint Hills Resources)	48,500,000	48,500,000
Ser. B, 1.85%, VRDN, (Gtd. by Flint Hills Resources)	11,700,000	11,700,000

		143,695,000

SPECIAL TAX 4.3%
Austin, TX COP, Quarry CDD, Ser. 2008-346, 1.87%, VRDN, (LOC: Bank of America Corp.)	56,885,000	56,885,000
Bay County, FL Sales Tax RB, Solar Eclipse Proj., Ser. 2006-0103, 1.64%, VRDN, (LOC: U.S. Bancorp)	13,040,000	13,040,000
Chicago, IL GO, Lakefront Millenium RB, Ser. 322, 1.77%, VRDN, (Liq.: Morgan Stanley)	1,770,000	1,770,000
Dallas, TX Area Rapid Trans. Macon Variable Cert., Ser. 2007-326, 1.72%, VRDN, (Insd. by AMBAC & LOC: Bank of America Corp.)	4,305,000	4,305,000
Denver, CO Urban Renewal Tax RB:
1.73%, VRDN, (LOC: Zions Bancorp)	2,735,000	2,735,000
Downtown Denver, Ser. B, 1.76%, VRDN, (LOC: Compass Bank)	13,210,000	13,210,000
District of Columbia Ballpark RB, Ser. B, 1.55%, VRDN, (LOC: Bank of America Corp.)	21,225,000	21,225,000
Hendricks Cnty., IN RB, Heartland Crossing Proj., Ser. A, 2.15%, VRDN, (LOC: Huntington Natl. Bank)	3,495,000	3,495,000
Illinois Regl. Trans. Auth. RRB, Ser. 2005-B, 1.60%, VRDN, (SPA: DEPFA BANK plc)	27,125,000	27,125,000

13

EVERGREEN INSTITUTIONAL MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

May 31, 2008 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
SPECIAL TAX continued
Metropolitan Pier & Expo. Auth., Illinois RB:
ROC-RR-II-R 10300, 1.68%, VRDN, (Insd. by MBIA & Liq.: Citigroup, Inc.)	$16,750,000	$16,750,000
ROC-RR-II-R 12031, 1.69%, VRDN, (Liq.: Citigroup, Inc.)	37,520,000	37,520,000
Ser. 442, 1.65%, VRDN, (Insd. by MBIA & SPA: Deutsche Bank AG)	15,640,000	15,640,000
Ser. DB-228, 1.63%, VRDN, (SPA: Deutsche Bank AG)	10,825,000	10,825,000
Ser. DB-623, 1.63%, VRDN, (Insd. by MBIA & SPA: Deutsche Bank AG)	5,400,000	5,400,000
Miami-Dade Cnty., FL RB, Ser. DBE-538, 1.63%, VRDN, (SPA: Deutsche Bank AG)	2,245,000	2,245,000
Miami-Dade Cnty., FL TOC, Ser. Z-12, 2.38%, VRDN, (Liq.: Goldman Sachs Group, Inc.)	2,305,000	2,305,000
Michigan State Trunk Line RB, Ser. 2006, 5.00%, 11/01/2008, (Insd. by FGIC)	7,550,000	7,621,253
New York, NY TFA RB, Ser. 362, 1.60%, VRDN, (Liq.: Morgan Stanley)	2,500,000	2,500,000
Puerto Rico Cmnwlth. Hwy. & Trans. Auth. RRB, Ser. 3677, 1.64%, VRDN, (SPA: Dexia SA)	38,020,000	38,020,000
Puerto Rico PFOTER, Ser. 267, 1.64%, VRDN, (SPA: Dexia SA)	14,202,000	14,202,000
Scottsdale, AZ Muni. Property Corp. Excise Tax RB, PFOTER, Ser. 1523, 1.61%, VRDN, (SPA: Rabobank Neder)	13,104,000	13,104,000
Spokane, WA Pub. Facs. Dist. ROC-RR-II-R 2041, Motel & Hotel Sales Tax, 1.65%, VRDN, (Liq.: Citigroup, Inc.)	7,010,000	7,010,000
St. John’s Cnty., FL RB, ROC-RR-II-R 755PB, 1.65%, VRDN, (SPA: Deutsche Post)	6,225,000	6,225,000
Timnath, CO Dev. Auth. RB, Tax Increment, Ser. 2007, 1.70%, VRDN, (LOC: Compass Bancshares, Inc.)	6,675,000	6,675,000
Utah Transit Auth. Sales Tax RB, Ser. 4173, 1.63%, VRDN, (Insd. by MBIA & SPA: Dexia SA)	8,000,000	8,000,000

		337,832,253

STUDENT LOAN 1.6%
Louisiana Pub. Facs. Auth. Student Loan Certs., Ser. L-17, 1.87%, VRDN, (LOC: Royal Bank of Canada)	54,495,000	54,495,000
Michigan Higher Ed. Student Loan Certs., Ser. L-27, 1.87%, VRDN, (LOC: Royal Bank of Canada)	59,245,000	59,245,000
North Texas Higher Ed. Auth. Student Loan RB, Ser. B, Class IV, 1.75%, VRDN, (SPA: DEPFA BANK plc)	15,000,000	15,000,000

		128,740,000

TOBACCO REVENUE 0.6%
Alaska Tobacco Settlement, Northern Tobacco Securitization Corp. PFOTER, 3.10%, 06/05/2008, (Liq.: Merrill Lynch & Co., Inc.)	42,675,000	42,675,000
New York Tobacco Trust RB, PFOTER, 1.66%, VRDN, (Liq.: Merrill Lynch & Co., Inc. & SPA: WestLB AG)	4,310,000	4,310,000

		46,985,000

TRANSPORTATION 2.2%
Central Puget Sound Washington Regl. Transit Auth. RB, PFOTER, Ser. 360, 2.12%, VRDN, (Insd. by FGIC & Liq.: Morgan Stanley)	2,559,500	2,559,500
Chicago, IL Trans. Auth. RB, Ser. 2027, 2.37%, VRDN, (Liq.: JPMorgan Chase & Co.)	11,685,000	11,685,000
Colorado E-470 Pub. Hwy. Auth. RB, Ser. B, 0.00%, 09/01/2008, (Insd. by MBIA) ¤	23,355,000	23,139,975
Delaware Trans. Auth. Sys. RB, 1.68%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	9,600,000	9,600,000
Illinois Toll Hwy. Auth. RB, ROC-RR-II-R 606, 1.65%, VRDN, (SPA: Deutsche Bank AG)	6,160,000	6,160,000
Massachusetts Turnpike Auth. MSTR, Ser. 28, 1.62%, VRDN, (SPA: Societe Generale)	16,665,000	16,665,000
New Jersey Trans. Auth. RB, 1.61%, VRDN, (Insd. by FGIC)	8,885,000	8,885,000
New Jersey TTFA RB:
Ser. 038, 1.63%, VRDN, (Insd. by AMBAC & Liq.: Wells Fargo & Co.)	250,000	250,000
Ser. 2572, 1.61%, VRDN, (SPA: Dexia SA)	11,165,000	11,165,000
New York Metro. Trans. Auth. RB, Ser D-1, 1.52%, VRDN, (LOC: WestLB AG)	20,060,000	20,060,000
North Texas Throughway Auth. COP:
Ser. 2008-6, 1.92%, VRDN, (SPA: DEPFA BANK plc)	30,000,000	30,000,000
Ser. DB-620 , 1.63%, VRDN, (Gtd. by & SPA: Deutsche Bank AG)	18,325,000	18,325,000
Triborough Bridge & Tunnel Auth. RRB, Ser. 2000-AB, 1.52%, VRDN, (Liq.: JPMorgan Chase & Co.)	11,525,000	11,525,000

		170,019,475

UTILITY 9.2%
Brownsville, TX Util. Sys. RB, Ser. DBE-533, 1.63%, VRDN, (SPA: Deutsche Bank AG)	3,810,000	3,810,000
California PCRB, Pacific Gas & Elec. Proj., Ser. 97-B, 1.45%, VRDN, (LOC: JPMorgan Chase & Co.)	850,000	850,000

14

EVERGREEN INSTITUTIONAL MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

May 31, 2008 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
UTILITY continued
Campbell Cnty., WY IDRB, Two Elk Partners Proj., Ser. 2007, 3.65%, 11/28/2008, (LOC: Royal Bank of Canada)	$61,000,000	$61,000,000
Coconino Cnty., AZ PCRB, Arizona Pub. Svc. Co. Proj., 1.57%, 06/02/2008, (Gtd. by Arizona Pub. Svc. Co.)	25,710,000	25,710,000
Denton, TX Util. Sys. RB, ROC-RR-II-R 2152, 1.88%, VRDN, (Liq.: Citigroup, Inc.)	5,785,000	5,785,000
Harris Cnty., TX Indl. Dev. Corp. RRB, Deer Park Refining Proj., Ser. A, 1.35%, VRDN, (Gtd. by Deer Park Refining)	115,600,000	115,600,000
Hawaii Budget & Fin. Dept. Supply Purpose RB, Eagle-20070034, Class A, 1.64%, VRDN, (SPA: Bayerische Landesbanken)	42,500,000	42,500,000
Houston, TX Util. Sys. RB:
ROC-RR-II-R 2132, 1.65%, VRDN, (Liq.: Citigroup, Inc.)	5,800,000	5,800,000
ROC-RR-II-R 6017, 1.65%, VRDN, (LOC: CitiBank, NA)	10,185,000	10,185,000
Indiana Muni. Power Supply Sys. RB:
ROC-RR-II-R 592PB, 1.65%, VRDN, (Insd. by BHAC & SPA: Deutsche Bank AG)	25,350,000	25,350,000
Ser. 1448, 2.37%, VRDN, (Insd. by AMBAC & Liq.: JPMorgan Chase & Co.)	16,480,000	16,480,000
Jacksonville, FL Elec. Auth. RB, Ser. B, 1.40%, VRDN, (LOC: Bank of America Corp.)	19,000,000	19,000,000
Lake Charles, LA Harbor & Term Dist. RB, Lake Charles Cogeneration Proj., Ser. 2008, 2.25%, 09/15/2008, (LOC: Rabobank Nederlands)	60,000,000	60,000,000
Lancaster, OH Port Auth. Gas RB, Ser. 2008, 1.60%, VRDN, (SPA: Royal Bank of Canada)	12,500,000	12,500,000
Louisiana Gas & Fuels Tax RB, Eagle-20060030, Class A, 1.65%, VRDN, (SPA: Landesbank Hessen-Thüringen Girozentrale)	56,430,000	56,430,000
Michigan Strategic Fund, Ltd. RB, Dow Chemical Co. Proj., 2.20%, VRDN, (Gtd. by Dow Chemical Co.)	12,000,000	12,000,000
Milwaukee, WI IDRRB, Wisconsin Elec. Power Co. Proj., 1.90%, VRDN, (Gtd. by Wisconsin Elec. Power Co.)	2,000,000	2,000,000
Nebraska Pub. Power Dist. RB, Eagle-20041016, 1.66%, VRDN, (LOC: CitiBank, NA)	10,665,000	10,665,000
North Carolina Eastern Muni. Power Agcy. Auth. RB, 1.72%, VRDN, (Liq.: Morgan Stanley)	4,346,500	4,346,500
Port Morrow, OR PCRRB, Idaho Power Co. Proj., 2.35%, VRDN, (Gtd. by Idaho Power Co.)	4,360,000	4,360,000
Tennessee Energy Acquisition Corp., PFOTER, Ser. 47, 1.68%, VRDN, (Liq.: Goldman Sachs Group, Inc.)	30,000,000	30,000,000
Texas Muni. Gas Acquisition & Supply Corp. RB:
Ser. 2131, 1.79%, VRDN, (Liq.: Morgan Stanley)	175,000,000	175,000,000
Ser. 2132, 1.79%, VRDN, (Liq.: Morgan Stanley)	17,000,000	17,000,000
Utah Muni. Power Sys. RB, ROC-RR-II-R 2016, 1.65%, VRDN, (Liq.: Citigroup, Inc.)	5,150,000	5,150,000

		721,521,500

WATER & SEWER 1.8%
Baltimore, MD RB MSTR, Ser. 152, 1.67%, VRDN, (SPA: Societe Generale)	10,000,000	10,000,000
Birmingham, AL Water & Sewer RB, ROC-RR-II-R 10109, 1.60%, VRDN, (Insd. by MBIA & Liq.: Citigroup, Inc.)	9,500,000	9,500,000
Chicago, IL Wastewater Transmission RB, Macon Trust, Ser. O, 4.00%, VRDN, (Insd. by MBIA & LOC: Bank of America Corp.)	7,140,000	7,140,000
Chicago, IL Water RB, Eclipse Funding Trust, Ser. 2006-0106, 1.64%, VRDN, (Insd. by MBIA & LOC: Bank of America Corp.)	34,115,000	34,115,000
Clipper Tax-Exempt Cert. Trust COP, Ser. 2007-23, 1.72%, VRDN, (Liq.: Merrill Lynch & Co., Inc. & LOC: AMBAC)	16,460,000	16,460,000
Honolulu, HI City & Cnty. Wastewater Sys. RB:
ROC-RR-II-R 12194, 1.68%, VRDN, (Insd. by MBIA & SPA: Bayerische Landesbanken)	9,900,000	9,900,000
Ser. 400, 6.00%, VRDN, (Insd. by FGIC & Liq.: Morgan Stanley)	5,542,500	5,542,500
Las Vegas Valley, NV Water Dist. RB, PFOTER, Ser. 1375, 1.67%, VRDN, (Insd. by FSA & Liq.: JPMorgan Chase & Co.)	2,725,000	2,725,000
Loudoun Cnty., VA Sanitation Auth. Water & Sewer RB, ROC-RR-II-R 6511, 1.68%, VRDN, (LOC: CitiBank, NA)	2,235,000	2,235,000
Louisiana Pub. Facs. Auth. RB, Hurricane Recovery Proj., Ser. 2007, 5.00%, 06/01/2008, (Insd. by AMBAC)	7,185,000	7,185,000
Massachusetts Water Resources Auth. RB, PFOTER, Ser. 2660, 1.67%, VRDN, (Liq.: JPMorgan Chase & Co.)	5,000,000	5,000,000

15

EVERGREEN INSTITUTIONAL MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

May 31, 2008 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
WATER & SEWER continued
Peace River/Manasota, FL Regl. Water Supply Auth. RB ROC-RR-II-R 607, 1.65%, VRDN, (Insd. by FSA & SPA: Deutsche Bank AG)	$3,925,000	$3,925,000
Phoenix, AZ Civic Impt. RB, ROC-RR-II-R 674, 1.68%, VRDN, (Insd. by MBIA & Liq.: Citigroup, Inc.)	4,120,000	4,120,000
San Diego, CA Pub. Facs. Auth. MSTR:
Ser. 30, 1.61%, VRDN, (SPA: Societe Generale)	7,315,000	7,315,000
Ser. 33, 1.60%, VRDN, (SPA: Societe Generale)	4,165,000	4,165,000
South Florida Water Mgmt. Dist. RB, ROC-RR-II-R 671, 1.68%, VRDN, (Insd. by AMBAC & Liq.: CitiBank, NA)	3,330,000	3,330,000
Western Carolina, SC Sewer Auth. RB, Ser. 678, 1.67%, VRDN, (Insd. by FSA & Liq.: JPMorgan Chase & Co.)	5,180,000	5,180,000

		137,837,500

Total Municipal Obligations (cost $7,791,881,905)		7,791,881,905

MUTUAL FUND SHARES 0.0%
Federated Municipal Obligations Fund, Class I, 1.89% q (cost $500,000)	500,000	500,000

Total Investments (cost $7,792,381,905) 99.6%		7,792,381,905
Other Assets and Liabilities 0.4%		29,570,944

Net Assets 100.0%		$7,821,952,849

¤

Security issued in zero coupon form with no periodic interest payments but is acquired at a discount that results in a current yield to maturity. An effective interest rate is applied to recognize interest income daily for the bond. This rate is based on total expected income to be earned over the life of the bond from accretion of discount at acquisition.

q	Rate shown is the 7-day annualized yield at period end.
VRDN

Variable Rate Demand Note security which is payable on demand within seven calendar days after notice is given by the Fund to the issuer or other parties not affiliated with the issuer. Interest rates are determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. Interest rates presented for these securities are those in effect at May 31, 2008.

Certain obligations held in the portfolio have credit enhancements or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit, liquidity guarantees, security purchase agreements, tender option purchase agreements, and third party insurance (i.e. AMBAC, FGIC and MBIA). Adjustable rate bonds and variable rate demand notes held in the portfolio may be considered derivative securities within the standards imposed by the Securities and Exchange Commission under Rule 2a-7 which were designed to minimize both credit and market risk.

Summary of Abbreviations
AMBAC	American Municipal Bond Assurance Corp.
BAN	Bond Anticipation Note
CDA	Community Development Authority
COP	Certificates of Participation
CR	Custodial Receipts
EDA	Economic Development Authority
EDFA	Economic Development Finance Authority
EDRB	Economic Development Revenue Bond
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Authority
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance, Inc.
GNMA	Government National Mortgage Association
GO	General Obligation
HFA	Housing Finance Authority
IDA	Industrial Development Authority
IDRB	Industrial Development Revenue Bond
IDRRB	Industrial Development Refunding Revenue Bond
LOC	Letter of Credit
MBIA	Municipal Bond Investors Assurance Corp.
MHRB	Multifamily Housing Revenue Bond
MHRRB	Multifamily Housing Refunding Revenue Bond
MSTR	Municipal Securities Trust Receipt
MTC	Municipal Trust Certificates
PCRB	Pollution Control Revenue Bond
PCRRB	Pollution Control Refunding Revenue Bond
PFOTER	Puttable Floating Option Tax Exempt Receipts
PSF	Permanent School Fund
PUTTER	Puttable Tax-Exempt Receipts
RAN	Revenue Anticipation Note
RB	Revenue Bond
ROC	Reset Option Certificate
RRB	Refunding Revenue Bond
SAVRS	Select Auction Variable Rate Securities
SFHRB	Single Family Housing Revenue Bond
SFHRRB	Single Family Housing Refunding Revenue Bond
SPA	Securities Purchase Agreement
TAN	Tax Anticipation Note
TFA	Transitional Finance Authority
TOC	Tender Option Certificate
TTFA	Transportation Trust Fund Authority

16

EVERGREEN INSTITUTIONAL MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

May 31, 2008 (unaudited)

The following table shows the percent of total investments by geographic location as of May 31, 2008:

Texas	14.3%
Illinois	10.4%
California	6.5%
Florida	5.3%
Ohio	5.0%
New York	4.9%
Delaware	4.1%
Indiana	3.3%
Louisiana	3.0%
Wisconsin	2.8%
Pennsylvania	2.6%
Colorado	2.0%
Maryland	1.9%
Arizona	1.8%
Michigan	1.8%
Massachusetts	1.8%
Washington	1.7%
Hawaii	1.2%
District of Columbia	1.2%
North Carolina	1.0%
South Carolina	1.0%
Alabama	1.0%
South Dakota	1.0%
Missouri	1.0%
Kentucky	0.9%
Tennessee	0.9%
Nebraska	0.8%
Georgia	0.8%
Wyoming	0.8%
Puerto Rico	0.8%
Nevada	0.7%
Alaska	0.7%
Minnesota	0.7%
New Hampshire	0.7%
Oregon	0.7%
Kansas	0.6%
Idaho	0.5%
Virginia	0.4%
New Jersey	0.3%
Utah	0.2%
West Virginia	0.2%
Arkansas	0.1%
Oklahoma	0.1%
North Dakota	0.1%
Mississippi	0.1%
Connecticut	0.1%
Iowa	0.1%
Rhode Island	0.1%
Vermont	0.1%
Non-state specific	7.9%

100.0%

On May 31, 2008, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

Valuation of investments

As permitted under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates market value.

Investments in open-end mutual funds are valued at net asset value.

Valuation hierarchy

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of May 31, 2008, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Valuation Inputs	Investments in Securities

Level 1 – Quoted Prices	$500,000
Level 2 – Other Significant Observable Inputs	7,791,881,905
Level 3 – Significant Unobservable Inputs	0

Total	$7,792,381,905

17

EVERGREEN INSTITUTIONAL TREASURY MONEY MARKET FUND SCHEDULE OF INVESTMENTS

May 31, 2008 (unaudited)
	Principal Amount	Value

U.S. TREASURY OBLIGATIONS 9.1%
U.S. Treasury Notes:
3.875%, 05/15/2009	$525,000,000	$533,959,137
4.875%, 06/30/2009	85,000,000	87,225,007
5.00%, 07/31/2008	150,000,000	150,702,381

Total U.S. Treasury Obligations (cost $771,886,525)		771,886,525

REPURCHASE AGREEMENTS ^^ 91.0%
ABN AMRO, Inc.:
2.15%, dated 05/30/2008, maturing 06/02/2008, maturity value $285,051,063 (1)	285,000,000	285,000,000
Avg. rate of 2.17%, dated 05/27/2008, maturing 06/02/2008, maturity value $325,117,542 (2) *	325,000,000	325,000,000
Bank of America Corp.:
2.14%, dated 05/30/2008, maturing 06/02/2008, maturity value $660,117,700 (3)	660,000,000	660,000,000
Avg. rate of 2.25%, dated 05/27/2008, maturing 06/02/2008, maturity value $400,149,778 (4) *	400,000,000	400,000,000
Barclays Capital plc:
2.15%, dated 05/30/2008, maturing 06/02/2008, maturity value $985,176,479 (5)	985,000,000	985,000,000
2.25%, dated 05/30/2008, maturing 06/02/2008, maturity value $225,042,188 (6)	225,000,000	225,000,000
Citigroup, Inc., 1.80%, dated 05/30/2008, maturing 06/02/2008, maturity value $275,041,250 (7)	275,000,000	275,000,000
Credit Suisse First Boston Corp.:
2.24%, dated 05/30/2008, maturing 06/02/2008, maturity value $100,018,667 (8)	100,000,000	100,000,000
Avg. rate of 2.23%, dated 05/27/2008, maturing 06/02/2008, maturity value $325,141,014 (9) *	325,000,000	325,000,000
Deutsche Bank AG:
2.25%, dated 05/30/2008, maturing 06/02/2008, maturity value $660,123,750 (10)	660,000,000	660,000,000
Avg. rate of 2.25%, dated 05/27/2008, maturing 06/02/2008, maturity value $325,121,875 (10) *	325,000,000	325,000,000
Avg. rate of 2.29%, dated 05/27/2008, maturing 06/02/2008, maturity value $400,152,444 (11) *	400,000,000	400,000,000
Greenwich Capital Markets, Inc., Avg. rate of 2.21%, dated 05/27/2008, maturing 06/02/2008, maturity value $325,119,799 (12) *	325,000,000	325,000,000
HSBC Holdings plc, Avg. rate of 2.17%, dated 05/27/2008, maturing 06/02/2008, maturity value $325,117,632 (13) *	325,000,000	325,000,000
Merrill Lynch & Co., Inc., Avg. rate of 2.16%, dated 05/27/2008, maturing 06/02/2008, maturity value $325,116,729 (14) *	325,000,000	325,000,000
Morgan Stanley, Avg. rate of 2.09%, dated 05/27/2008, maturing 06/02/2008, maturity value $325,113,299 (15) *	325,000,000	325,000,000
RBC Dain Rauscher Corp., Avg. rate of 2.18%, dated 05/27/2008, maturing 06/02/2008, maturity value $325,117,993 (16) *	325,000,000	325,000,000
Societe Generale:
2.15%, dated 05/30/2008, maturing 06/02/2008, maturity value $85,015,229 (17)	85,000,000	85,000,000
Avg. rate of 2.17%, dated 05/27/2008, maturing 06/02/2008, maturity value $325,117,632 (18) *	325,000,000	325,000,000
State Street Corp.:
1.55%, dated 05/30/2008, maturing 06/02/2008, maturity value $36,708,968 (19)	36,704,227	36,704,227
1.95%, dated 05/30/2008, maturing 06/02/2008, maturity value $150,024,375 (20)	150,000,000	150,000,000
UBS AG:
Avg. rate of 2.22%, dated 05/27/2008, maturing 06/02/2008, maturity value $325,119,979 (21) *	325,000,000	325,000,000
Avg. rate of 2.24%, dated 05/27/2008, maturing 06/02/2008, maturity value $200,074,722 (22) *	200,000,000	200,000,000

Total Repurchase Agreements (cost $7,711,704,227)		7,711,704,227

Total Investments (cost $8,483,590,752) 100.1%		8,483,590,752
Other Assets and Liabilities (0.1%)		(6,218,867)

Net Assets 100.0%		$8,477,371,885

1

EVERGREEN INSTITUTIONAL TREASURY MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

May 31, 2008 (unaudited)
^^	Collateralized by:
(1)	$240,346,200 TIPS, 2.375% to 3.625%, 01/15/2025 to 04/15/2028, value including accrued interest is $290,700,128.
(2)	$204,146,500 TIPS, 3.625%, 04/15/2028, value including accrued interest is $331,500,126.
(3)

$499,429,800 U.S. Treasury Notes, 3.125% to 4.87%, 04/15/2009 to 08/15/2016, value including accrued interest is $514,471,882; $97,749,000 TIPS, 3.625%, 04/15/2028, value including accrued interest is $158,728,197.

(4)	$506,093,743 GNMA, 5.00% to 6.50%, 04/20/2035 to 02/15/2046, value including accrued interest is $408,000,001.
(5)

$293,172,800 U.S. Treasury Bills, 0.00%, 08/21/2008 to 09/18/2008, value is $291,861,754; $285,785,200 TIPS, 0.875% to 4.25%, 01/15/2010 to 04/15/2010, value including accrued interest is $330,241,291; $366,548,000 U.S. Treasury Note, 4.50%, 11/15/2015, value including accrued interest is $382,597,025.

(6)	$225,826,600 U.S. Treasury Note, 3.50%, 11/15/2009, value including accrued interest is $229,500,038.
(7)

$205,399,300 U.S. Treasury Bonds, 5.25% to 8.75%, 05/15/2020 to 02/15/2029, value including accrued interest is $271,116,325; $9,111,600 U.S. Treasury Note, 4.50%, 02/15/2009, value including accrued interest is $9,383,679.

(8)	$102,680,000 U.S. Treasury Bills, 0.00%, 08/14/2008 to 10/16/2008, value is $102,002,239.
(9)	$261,140,000 U.S. Treasury Bond, 6.875%, 08/15/2025, value including accrued interest is $331,502,012.
(10)

$2,991,705,400 U.S. Treasury STRIPS, 0.00%, 08/15/2019 to 02/15/2037, value is $1,004,700,012. This collateral was allocated on a pro-rata split basis such that sufficient collateral was applied to the respective repurchase agreements.

(11)	$646,041,070 GNMA, 5.00% to 7.00%, 07/15/2017 to 05/15/2038, value including accrued interest is $408,000,001.
(12)	$318,740,000 U.S. Treasury Notes, 4.25%, 01/15/2011 to 11/15/2017, value including accrued interest is $331,505,043.
(13)	$312,881,000 U.S. Treasury Notes, 4.00% to 4.625%, 09/30/2009 to 02/15/2015, value including accrued interest is $331,504,909.
(14)	$322,028,000 U.S. Treasury Notes, 3.25% to 4.75%, 02/28/2009 to 12/31/2009, value including accrued interest is $331,502,525.
(15)	$389,404,000 U.S. Treasury STRIPS, 0.00%, 02/15/2011 to 02/15/2016, value is $331,500,446.
(16)

$3,386,500 U.S. Treasury STRIPS, 0.00%, 11/15/2008 to 02/15/2037, value is $1,268,211; $151,787,800 U.S. Treasury Notes, 2.125% to 5.75%, 09/30/2008 to 02/15/2018, value including accrued interest is $156,902,283; $80,386,300 TIPS, 1.625% to 3.375%, 04/15/2011 to 04/15/2032, value including accrued interest is $98,438,569; $60,328,700 U.S. Treasury Bonds, 3.75% to 12.00%, 08/15/2008 to 02/15/2038, value including accrued interest is $71,403,952; $3,502,500 U.S. Treasury Bills, 0.00%, 06/12/2008 to 11/28/2008, value is $3,487,035.

(17)	$24,744,000 TIPS, 1.625%, 01/15/2018, value including accrued interest is $25,403,440; $153,069,400 U.S. Treasury STRIPS, 0.00%, 11/15/2026, value is $61,296,641.
(18)	$83,283,500 U.S. Treasury Bill, 0.00%, 11/28/2008, value is $82,453,164; $238,600,000 U.S. Treasury Note, 4.50%, 11/15/2015, value including accrued interest is $249,046,920.
(19)	$37,660,000 U.S. Treasury Bills, 0.00%, 09/18/2008, value is $37,441,572.
(20)	$115,850,000 U.S. Treasury Bonds, 6.25% to 9.125%, 08/15/2020 to 08/05/2023 value including accrued interest is $153,003,944.
(21)	$321,394,000 GNMA, 3.50% to 4.65%, 08/15/2009 to 11/15/2009, value including accrued interest is $331,500,982.
(22)	$654,525,944 GNMA, 4.50% to 10.00%, 10/15/2008 to 03/15/2038, value including accrued interest is $204,003,332.
*	Variable rate repurchase agreement with rates which reset daily. The rate shown represents an average of the daily rates over the term of the agreement.

Summary of Abbreviations

GNMA	Government National Mortgage Association
STRIPS	Separately Traded Registered Interest and Principal Securities
TIPS	Treasury Inflation Protected Securities

On May 31, 2008, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

Valuation of investments

As permitted under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates market value.

Repurchase agreements

Securities pledged as collateral for repurchase agreements are held by the custodian bank or in a segregated account in the Fund’s name until the agreements mature. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. However, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. The Fund will enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees.

Valuation hierarchy

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2

EVERGREEN INSTITUTIONAL TREASURY MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

May 31, 2008 (unaudited)

Valuation hierarchy

As of May 31, 2008, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Valuation Inputs	Investments in Securities

Level 1 – Quoted Prices	$0
Level 2 – Other Significant Observable Inputs	8,483,590,752
Level 3 – Significant Unobservable Inputs	0

Total	$8,483,590,752

3

EVERGREEN INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND SCHEDULE OF INVESTMENTS

May 31, 2008 (unaudited)
	Principal Amount	Value

U.S. GOVERNMENT & AGENCY OBLIGATIONS 71.2%
FFCB:
5.30%, 07/23/2008	$10,000,000	$10,000,000
FRN:
2.00%, 06/02/2008	50,000,000	49,992,465
2.02%, 06/02/2008	30,000,000	30,000,000
2.04%, 06/02/2008	175,000,000	175,000,000
2.05%, 06/02/2008	40,000,000	40,000,000
FHLB:
2.08%, 06/18/2008	50,000,000	49,953,778
2.20%, 04/17/2009	16,000,000	15,964,384
2.26%, 06/27/2008	85,000,000	84,866,597
2.75%, 05/07/2009	25,000,000	25,000,000
2.84%, 02/25/2009	75,000,000	75,000,000
3.00%, 03/04/2009	50,000,000	50,000,000
4.00%, 06/13/2008	7,700,000	7,702,573
4.25%, 06/18/2008	30,000,000	30,000,000
FRN:
2.03%, 06/02/2008	60,000,000	60,000,000
2.09%, 06/02/2008	75,000,000	75,000,000
2.43%, 08/27/2008	40,000,000	40,006,868
2.87%, 06/02/2008	75,000,000	75,000,000
FHLMC:
2.625%, 06/12/2009	30,000,000	30,000,000
FRN, 2.47%, 06/19/2008	75,000,000	75,000,000
FNMA:
2.09%, 07/01/2008	70,000,000	69,882,147
5.00%, 07/03/2008	10,000,000	10,018,351
5.25%, 06/15/2008	30,000,000	30,068,441
FRN:
2.07%, 06/02/2008	50,000,000	50,000,000
2.23%, 06/02/2008	125,000,000	124,984,358

Total U.S. Government & Agency Obligations (cost $1,283,439,962)		1,283,439,962

REPURCHASE AGREEMENTS ^^ 28.7%
Bank of America Corp., 2.32%, dated 05/30/2008, maturing 06/02/2008, maturity value $95,018,367 (1)	95,000,000	95,000,000
Barclays Capital, Inc., 2.22%, dated 05/30/2008, maturing 06/02/2008, maturity value $95,017,575 (2)	95,000,000	95,000,000
Deutsche Bank AG, 2.30%, dated 05/30/2008, maturing 06/02/2008, maturity value $95,018,208 (3)	95,000,000	95,000,000
Greenwich Capital Markets, Inc., 2.20%, dated 05/30/2008, maturing 06/02/2008, maturity value $95,017,417 (4)	95,000,000	95,000,000
HSBC Holdings plc, 2.28%, dated 05/30/2008, maturing 06/02/2008, maturity value $95,018,050 (5)	95,000,000	95,000,000
State Street Corp., 1.55%, dated 05/30/2008, maturing 06/02/2008, maturity value $41,399,305 (6)	41,393,958	41,393,958

Total Repurchase Agreements (cost $516,393,958)		516,393,958

Total Investments (cost $1,799,833,920) 99.9%		1,799,833,920
Other Assets and Liabilities 0.1%		2,175,528

Net Assets 100.0%		$1,802,009,448

^^	Collateralized by:
(1)	$96,845,000 FHLB, 2.37%, 02/02/2009, value including accrued interest is $96,902,461.
(2)	$96,731,000 FHLMC, 5.51%, 01/23/2023, value including accrued interest is $96,900,091.
(3)

$57,000,000 FHLB, 5.86%, 03/02/2017, value including accrued interest is $58,938,405; $18,540,000 FHLMC, 3.05% to 5.25%, 04/28/2010 to 04/10/2019, value including accrued interest is $18,561,656; $36,130,000 STRIPS, 0.00%, 01/15/2021, value is $19,400,004.

(4)	$97,110,000 FHLB, 2.13%, 10/16/2009, value including accrued interest is $96,904,131.
(5)	$40,300,000 FHLB, 0.00%, 07/23/2008, value is $40,171,040; $57,030,000 FNMA, 0.00%, 08/25/2008, value is $56,733,446.
(6)	$42,470,000 U.S. Treasury Bill, 0.00%, 09/18/2008, value is $42,223,674.

1

EVERGREEN INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

May 31, 2008 (unaudited)

Summary of Abbreviations

FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
STRIPS	Separately Traded Registered Interest and Principal Securities

On May 31, 2008, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

Valuation of investments

As permitted under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates market value.

Repurchase agreements

Securities pledged as collateral for repurchase agreements are held by the custodian bank or in a segregated account in the Fund’s name until the agreements mature. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. However, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. The Fund will enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees.

Valuation hierarchy

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment                 speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of                 investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of May 31, 2008, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Valuation Inputs	Investments in Securities

Level 1 – Quoted Prices	$0
Level 2 – Other Significant Observable Inputs	1,799,833,920
Level 3 – Significant Unobservable Inputs	0

Total	$1,799,833,920

2

EVERGREEN PRIME CASH MANAGEMENT MONEY MARKET FUND SCHEDULE OF INVESTMENTS

May 31, 2008 (unaudited)
	Principal Amount	Value

CERTIFICATS OF DEPOSIT 12.2%
Abbey National plc:
2.64%, 06/11/2008	$50,000,000	$50,016,501
2.79%, 06/13/2008	100,000,000	100,000,000
Allied Irish Banks plc, 2.86%, 08/19/2008	75,000,000	75,000,000
Bank of Ireland, 2.85%, 06/16/2008	50,000,000	50,006,306
Barclays Bank plc:
2.85%, 06/23/2008	50,000,000	50,000,000
2.90%, 07/21/2008	30,000,000	30,000,000
Branch Banking & Trust Co., 3.14%, 04/23/2009	100,000,000	100,000,000
Citibank, NA, 2.52%, 06/19/2008	100,000,000	100,000,000
Credit Suisse First Boston Corp., 2.76%, 07/03/2008	50,000,000	49,996,621
Deutsche Bank AG, 2.91%, 07/03/2008	75,000,000	75,000,000
Harris Bankcorp, Inc., 2.85%, 07/18/2008	50,000,000	50,000,000
National Bank of Canada, 3.02%, 06/11/2008	100,000,000	100,000,223
SunTrust Bank, 2.50%, 07/07/2008	75,000,000	75,000,000

Total Certificates of Deposit (cost $905,019,651)		905,019,651

COMMERCIAL MORTGAGE-BACKED SECURITIES 1.0%
Floating-rate 1.0%
Paragon Mtge. plc, Ser. 13A, Class A1, 2.52%, 06/16/2008 144A + (cost $72,186,003)	72,186,003	72,186,003

COMMERCIAL PAPER 47.2%
Asset-Backed 29.0%
Barton Capital Corp.:
2.40%, 06/05/2008	40,000,000	39,992,000
2.45%, 06/06/2008	60,000,000	59,983,667
Beethoven Funding Corp.:
2.60%, 06/20/2008	44,223,000	44,165,510
2.60%, 06/25/2008	30,000,000	29,950,167
3.00%, 06/04/2008	30,000,000	29,995,000
Belmont Funding, LLC:
2.68%, 06/23/2008	100,000,000	99,843,667
2.75%, 06/02/2008	50,000,000	50,000,000
Bryant Park Funding, LLC, 2.50%, 06/09/2008	45,034,000	45,012,108
Charta, LLC:
2.60%, 07/02/2008	25,000,000	24,945,833
2.89%, 06/25/2008	75,000,000	74,861,521
Chesham Finance, LLC:
2.69%, 07/08/2008	25,000,000	24,871,125
2.75%, 06/02/2008	40,000,000	40,000,000
2.75%, 06/04/2008	85,000,000	84,987,014
Concord Minuteman Capital Co., LLC:
2.90%, 07/07/2008	50,000,000	49,859,028
3.20%, 07/25/2008	55,000,000	54,740,889
Crown Point Capital Co., 2.90%, 07/07/2008	100,000,000	99,718,056
Ebury Finance, LLC:
2.75%, 06/02/2008	50,000,000	50,000,000
2.75%, 06/05/2008	100,000,000	99,977,083
Elysian Funding, LLC:
2.75%, 06/02/2008	100,000,000	100,000,000
3.10%, 06/03/2008	50,000,000	49,995,694
Enterprise Funding, LLC, 2.45%, 06/02/2008	10,000,000	10,000,000
Fairway Finance Corp., 2.43%, 06/12/2008	50,000,000	49,966,250
Falcon Asset Securitization Co., LLC, 2.80%, 08/01/2008	51,387,000	51,147,194
Fountain Square Commercial Funding, 2.90%, 07/29/2008	75,000,000	74,655,625
Gemini Securitization Corp.:
2.40%, 06/24/2008	50,000,000	49,926,667
2.52%, 06/27/2008	50,000,000	49,912,500

1

EVERGREEN PRIME CASH MANAGEMENT MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

May 31, 2008 (unaudited)
	Principal Amount	Value

COMMERCIAL PAPER continued
Asset-Backed continued
Kitty Hawk Funding Corp.:
2.39%, 06/26/2008	$46,519,000	$46,444,880
2.65%, 06/09/2008	37,017,000	36,997,926
Legacy Capital, LLC, 2.70%, 07/14/2008	80,000,000	79,748,000
Lexington Parker Capital Corp., LLC, 3.20%, 07/24/2008	100,000,000	99,537,778
Market Street Funding, LLC, 2.75%, 08/14/2008	75,000,000	74,581,771
Old Line Funding, LLC, 2.73%, 06/02/2008	15,280,000	15,280,000
Ranger Funding Co., LLC:
2.61%, 06/18/2008	50,000,000	49,942,000
2.61%, 06/19/2008	125,000,000	124,845,937
Three Pillars Funding, LLC:
2.47%, 06/04/2008	23,939,000	23,935,715
2.47%, 06/17/2008	29,038,000	29,008,115
Windmill Funding Corp., 2.45%, 06/18/2008	55,000,000	54,940,111
Yorktown Capital, LLC, 2.71%, 06/11/2008	75,000,000	74,949,187

		2,148,718,018

Capital Markets 1.0%
Lehman Brothers Holdings, Inc., 2.50%, 06/02/2008	75,000,000	75,000,000

Commercial Banks 13.7%
Anglo Irish Bank Corp. plc, 2.43%, 06/30/2008	75,000,000	74,858,542
Australia and New Zealand Banking Group, Ltd., 2.39%, 06/16/2008	60,000,000	59,944,233
Bank of Montreal, 2.50%, 07/01/2008	50,000,000	49,899,305
Barclays U.S. Funding, LLC, 2.69%, 09/12/2008	85,000,000	84,352,158
BNP Paribas SA, 2.42%, 06/16/2008	110,000,000	109,896,692
Calyon, 2.35%, 06/16/2008	30,000,000	29,972,583
Danske Corp., 2.45%, 06/30/2008	100,000,000	99,809,444
DEPFA BANK plc:
2.35%, 06/10/2008	50,000,000	49,973,889
2.44%, 06/18/2008	55,000,000	54,940,478
Dresdner U.S. Finance, Inc., 2.50%, 06/12/2008	75,000,000	74,947,917
Erste Finance, LLC, 2.38%, 06/20/2008	100,000,000	99,881,000
Rabobank U.S.A. Finance Corp., 2.32%, 06/17/2008	100,000,000	99,903,333
Societe Generale, 2.30%, 06/17/2008	100,000,000	99,904,167
Unicredito Italian SpA, 4.80%, 06/06/2008	25,000,000	24,986,667

		1,013,270,408

Diversified Financial Services 1.3%
Bank of America Corp., 2.78%, 06/20/2008	100,000,000	99,861,000

Electric Utilities 0.5%
Southern Co., 2.35%, 06/05/2008	40,000,000	39,992,167

Pharmaceuticals 1.7%
AstraZeneca plc, 2.42%, 12/03/2008	125,000,000	123,453,889

Total Commercial Paper (cost $3,500,295,482)		3,500,295,482

CORPORATE BONDS 22.4%
Capital Markets 4.1%
Bear Stearns Cos., FRN, 2.67%, 06/16/2008	100,000,000	100,000,000
Lehman Brothers Holdings, Inc., FRN, 2.82%, 06/27/2008 +	75,000,000	75,000,000
Merrill Lynch & Co., Inc., FRN:
2.53%, 06/24/2008	100,000,000	100,000,000
2.65%, 06/16/2008	25,000,000	25,000,000

		300,000,000

2

EVERGREEN PRIME CASH MANAGEMENT MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

May 31, 2008 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
Commercial Banks 2.4%
HBOS plc:
2.82%, 07/14/2008	$30,000,000	$30,000,000
2.99%, 08/06/2008	100,000,000	100,000,000
Wells Fargo & Co., 3.55%, 05/01/2009	50,000,000	50,023,125

		180,023,125

Consumer Finance 7.4%
American Express Centurion Bank, FRN, 2.90%, 06/09/2008	75,000,000	75,000,000
American Honda Finance Corp., FRN:
2.80%, 08/20/2008 144A	100,000,000	100,000,000
2.89%, 06/18/2008 144A	60,000,000	60,000,000
General Electric Capital Corp., FRN:
2.41%, 06/24/2008	45,000,000	45,000,000
2.77%, 07/07/2008	70,000,000	69,964,927
John Deere Capital Corp., FRN, 2.78%, 06/25/2008	40,000,000	40,000,000
Toyota Motor Credit Corp., FRN:
2.08%, 06/02/2008	8,399,000	8,388,030
2.21%, 06/02/2008	100,000,000	100,000,000
2.64%, 06/12/2008	50,000,000	50,000,000

		548,352,957

Diversified Consumer Services 0.1%
AARP, FRN, 2.45%, 06/05/2008	10,000,000	10,000,000

Diversified Financial Services 1.3%
JPMorgan Chase & Co.:
3.50%, 03/15/2009	50,000,000	50,228,841
FRN, 2.79%, 06/02/2008	45,000,000	44,965,103

		95,193,944

Diversified Telecommunication Services 1.4%
BellSouth Corp., 4.97%, 04/26/2009 144A	100,000,000	101,152,698

Food & Staples Retailing 1.0%
Wal-Mart Stores, Inc., 5.93%, 06/01/2008	75,000,000	75,000,000

Household Products 0.6%
Procter & Gamble Co., FRN, 2.79%, 08/19/2008	45,000,000	45,000,000

Insurance 4.1%
Allstate Corp., FRN, 2.42%, 06/27/2008	25,000,000	25,000,000
Genworth Financial, Inc., FRN, 2.58%, 06/11/2008 144A	25,000,000	25,000,000
Hartford Life Global Holdings, FRN, 3.07%, 06/15/2008	50,000,000	50,000,000
Jackson National Life Global Holdings, FRN, 3.02%, 08/11/2008 144A	80,000,000	80,000,000
MetLife, Inc., FRN, 3.09%, 07/14/2008 144A	125,000,000	125,000,000

		305,000,000

Total Corporate Bonds (cost $1,659,722,724)		1,659,722,724

FUNDING AGREEMENTS 3.7%
Jackson National Life Funding Agreement, 2.79%, 07/01/2008 +	18,000,000	18,000,000
Metropolitan Life Funding Agreement:
3.01%, 06/15/2008 +	109,000,000	109,000,000
3.10%, 06/15/2008 +	16,000,000	16,000,000
Transamerica Occidental Funding Agreement:
3.02%, 06/02/2008 +	50,000,000	50,000,000
3.03%, 06/02/2008 +	15,000,000	15,000,000
3.05%, 06/02/2008 +	70,000,000	70,000,000

Total Funding Agreements (cost $278,000,000)		278,000,000

3

EVERGREEN PRIME CASH MANAGEMENT MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

May 31, 2008 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS 0.2%
MISCELLANEOUS REVENUE 0.2%
SF Tarns, LLC, FRN, 2.55%, 06/05/2008 (cost $15,895,000)	$15,895,000	$15,895,000

TIME DEPOSITS 3.6%
Deutsche Bank AG, 2.13%, 06/02/2008	160,000,000	160,000,000
Societe Generale, 2.125%, 06/02/2008	100,000,000	100,000,000
State Street Corp., 1.25%, 06/02/2008	9,491,145	9,491,145

Total Time Deposits (cost $269,491,145)		269,491,145

U.S. GOVERNMENT & AGENCY OBLIGATIONS 6.2%
FFCB, 3.05%, 06/02/2008	75,000,000	75,000,000
FHLB:
2.43%, 04/14/2009	75,000,000	75,000,000
2.45%, 04/08/2009	40,000,000	40,000,000
FHLMC, 2.50%, 05/18/2009	70,000,000	70,000,000
FNMA, FRN, 2.23%, 06/02/2008	200,000,000	199,974,973

Total U.S. Government & Agency Obligations (cost $459,974,973)		459,974,973

YANKEE OBLIGATIONS – CORPORATE 3.5%
Commercial Banks 3.5%
Bank of Ireland, FRN, 2.49%, 06/19/2008 144A	50,000,000	50,000,000
HSH Nordbank AG, FRN, 2.46%, 06/23/2008 144A +	75,000,000	75,000,000
Royal Bank of Canada, FRN, 2.69%, 06/06/2008 144A	35,000,000	35,000,000
Royal Bank of Scotland, FRN:
2.26%, 06/02/2008 144A	50,000,000	50,000,000
2.44%, 09/19/2008 144A	50,000,000	50,000,000

Total Yankee Obligations – Corporate (cost $260,000,000)		260,000,000

	Shares	Value

MUTUAL FUND SHARES 0.0%
Citi Institutional Cash Reserves Fund, Class L, 2.73% q	1,081,916	1,081,916
Federated Prime Value Obligations Fund, Class IS, 2.70% q	275,796	275,796
Federated U.S. Treasury Cash Reserves Fund, Class IS, 1.33% q	62,210	62,210

Total Mutual Fund Shares (cost $1,419,922)		1,419,922

Total Investments (cost $7,422,004,900) 100.0%		7,422,004,900
Other Assets and Liabilities 0.0%		(988,166)

Net Assets 100.0%		$7,421,016,734

144A

Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.

+	Security is deemed illiquid.
q	Rate shown is the 7-day annualized yield at period end.

Summary of Abbreviations

FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note

On May 31, 2008, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

4

EVERGREEN PRIME CASH MANAGEMENT MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

May 31, 2008 (unaudited)

Valuation of investments

As permitted under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates market value.

Investments in open-end mutual funds are valued at net asset value.

Valuation hierarchy

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment                 speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of                 investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of May 31, 2008 the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Valuation Inputs	Investments in Securities

Level 1 – Quoted Prices	$1,419,922
Level 2 – Other Significant Observable Inputs	7,420,584,978
Level 3 – Significant Unobservable Inputs	0

Total	$7,422,004,900

5

Item 2 - Controls and Procedures

(a)

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b)

There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)

Separate certifications for the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached as
EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Select Money Market Trust

By:
Dennis H. Ferro, Principal Executive Officer

Date: July 30, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:
Dennis H. Ferro, Principal Executive Officer

Date: July 30, 2008

By:
Kasey Phillips / Jeremy DePalma Principal Financial Officer

Date: July 30, 2008